                                                       -------------------------
                                                             OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: August 31, 2010
                                                       Estimated average burden
                                                       hours per response: 18.9
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]           INVESTOR CLASS
 - SERVICE MARK -            AIM TREASURER'S SERIES TRUST (ATST)
                             Premier Portfolio
                             Premier U.S. Government Money Portfolio
                             Premier Tax-Exempt Portfolio

                             Semiannual Report to Shareholders February 29, 2008

                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund data
invescoaim.com               2    Fund composition by maturity
                             3    Letter to shareholders
                             4    Schedule of investments
                             15   Financial statements
                             19   Notes to financial statements
                             23   Financial highlights
                             26   Fund expenses
                             27   Approval of sub-advisory agreement
                             28   Results of proxy

                             Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

                             INVESTOR CLASS SHARES OF THE FUND ARE OFFERED ONLY TO CERTAIN GRANDFATHERED INVESTORS. SEE EACH FUND'S PROSPECTUS FOR MORE INFORMATION.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

==================================================================================================
INVESTOR CLASS DATA AS OF 2/29/08

FUND                                  YIELDS          WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                     RANGE DURING   AT CLOSE OF
                                 7-DAY     MONTHLY     REPORTING     REPORTING
                               SEC YIELD    YIELD       PERIOD         PERIOD

Premier                          3.61%      3.75%     23-43 days      41 days     $117.96 million
Premier U.S. Goverment Money     2.94       3.10       6-38 days      30 days       30.33 million
Premier Tax-Exempt               2.83       2.10       9-26 days      26 days       21.62 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses for the Premier Portfolio and the Premier U.S. Government Portfolio, performance would have been lower. Based on the waiver rate in the current Fund prospectus, had the advisor not waived fees and/or reimbursed expenses, the
7-day SEC yield would have been 3.53% and 2.86% for the Premier and Premier U.S. Government Money
Portfolios, respectively. The 7-day SEC unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

   The taxable equivalent 7-day SEC yield for Premier Tax-Exempt Fund was 4.35%. This taxable equivalent 7-day SEC yield is calculated in the same manner as the 7-day SEC yield, adjusted for an assumed tax rate of 35%, the highest federal income tax rate in effect on February 29, 2008.

==================================================================================================

FUND COMPOSITION BY MATURITY

==================================================
IN DAYS, AS OF 2/29/08

                          PREMIER         PREMIER
           PREMIER    U.S. GOVERNMENT   TAX-EXEMPT
         PORTFOLIO*   MONEY PORTFOLIO    PORTFOLIO

1-7         37.4%           86.2%          85.9%
8-30        11.7             1.5            0.0
31-90       38.4             4.8            6.2
91-180      12.5             1.5            4.7
181+         0.0             6.0            3.2
==================================================

The number of days to maturity of each holding is determined in accordance with the provisions of
Rule 2a-7 under the Investment Company Act of 1940.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
   The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.
   Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

==================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
==================================================================================================

==================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH
CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
==================================================================================================

2   AIM TREASURER'S SERIES TRUST

                   Dear Fellow AIM Fund Shareholders:

                   Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and
   [CROCKETT       institutional cash management portfolios and to assure you that the Board
     PHOTO]        supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

                      Your Board's membership and standing committees have changed a bit recently.
Bruce Crockett     Ruth Quigley retired from Board service at the end of 2007, after serving since
                   1998, and we thank her for her many contributions. Larry Soll has assumed
                   Ruth's place as a vice chair of the Investments Committee. The Valuation
Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the
Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where
Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to
BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance,
I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008

3   AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-42.34%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.24%

Amstel Funding Corp.
  3.10%(b)(c)                                       05/06/08    $ 50,000   $   49,715,833
-----------------------------------------------------------------------------------------
  3.18%(b)(c)                                       05/22/08      25,000       24,819,202
-----------------------------------------------------------------------------------------
  3.28%(b)(c)                                       03/20/08      25,000       24,956,722
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       04/17/08      60,000       59,737,583
-----------------------------------------------------------------------------------------
  3.66%(b)(c)                                       04/21/08      50,000       49,740,750
-----------------------------------------------------------------------------------------
  5.10%(b)(c)                                       03/28/08      41,106       40,948,770
-----------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                                       05/08/08      40,000       39,765,778
-----------------------------------------------------------------------------------------
  3.15%(b)(c)                                       05/30/08      25,000       24,803,125
-----------------------------------------------------------------------------------------
  3.17%(b)(c)                                       05/30/08      50,000       49,603,750
-----------------------------------------------------------------------------------------
  3.20%(b)(c)                                       04/24/08      50,000       49,760,000
=========================================================================================
                                                                              413,851,513
=========================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.80%

Old Line Funding, LLC 3.60%(b)                      03/07/08      40,000       39,976,000
=========================================================================================



ASSET-BACKED SECURITIES-FULLY BACKED-2.50%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.21%(b)                                          05/22/08      35,000       34,744,091
-----------------------------------------------------------------------------------------
  3.25%(b)                                          05/27/08      20,000       19,842,917
-----------------------------------------------------------------------------------------
  5.65%(b)                                          03/05/08      35,000       34,978,028
-----------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole S.A.)
  3.50%(b)(c)                                       03/17/08      36,300       36,243,533
=========================================================================================
                                                                              125,808,569
=========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-4.86%

Concord Minutemen Capital Co., LLC
  -Series A (Multi CEP's-Liberty Hampshire Co.,
     LLC; agent)
     3.30%(b)                                       03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
     3.40%(b)                                       05/12/08      25,000       24,830,000
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co.,LLC; agent) 3.23%(b)  05/09/08      50,000       49,690,458
-----------------------------------------------------------------------------------------
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi
  Ltd.) 3.27%(b)(c)                                 04/23/08      50,000       49,759,660
-----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A, (Multi CEP's-
  Liberty Hampshire Co.,LLC; agent) 6.00%(b)        03/10/08      50,000       49,925,000
-----------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co.,LLC; agent) 3.45%(b)        04/25/08      50,000       49,736,459
=========================================================================================
                                                                              243,921,410
=========================================================================================



ASSET-BACKED SECURITIES-MULTI-PURPOSE-11.14%

Atlantic Asset Securitization LLC
  3.15%(b)                                          04/23/08      75,923       75,570,907
-----------------------------------------------------------------------------------------
  3.28%(b)                                          03/17/08      50,000       49,927,111
-----------------------------------------------------------------------------------------
Barton Capital LLC 4.15%(b)                         03/05/08      54,977       54,951,650
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.25%(b)                                          04/25/08      25,000       24,875,868
-----------------------------------------------------------------------------------------
  3.29%(b)                                          04/25/08      50,000       49,748,681
-----------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.12%(b)                                          04/17/08      50,000       49,796,333
-----------------------------------------------------------------------------------------
  3.13%(b)                                          04/10/08      40,000       39,860,756
-----------------------------------------------------------------------------------------
  3.15%(b)                                          05/02/08      25,000       24,864,375
-----------------------------------------------------------------------------------------
  3.30%(b)                                          04/25/08      40,000       39,798,333
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.38%(b)                                          03/03/08      25,000       24,995,306
-----------------------------------------------------------------------------------------
  5.62%(b)                                          03/12/08      25,000       24,957,069
-----------------------------------------------------------------------------------------
Tulip Funding Corp. 3.10%(b)                        03/31/08      50,000       49,870,833
-----------------------------------------------------------------------------------------
Yorktown Capital LLC 4.60%(b)                       03/19/08      50,000       49,885,000
=========================================================================================
                                                                              559,102,222
=========================================================================================



ASSET-BACKED SECURITIES-SECURITIES-4.79%

Grampian Funding Ltd./LLC
  3.12%(b)(c)                                       05/12/08      45,000       44,719,200
-----------------------------------------------------------------------------------------
  3.17%(b)(c)                                       05/07/08      75,000       74,557,521
-----------------------------------------------------------------------------------------
  4.75%(b)(c)                                       03/05/08      50,000       49,973,611
-----------------------------------------------------------------------------------------
  4.78%(b)(c)                                       04/28/08      50,000       49,615,347
-----------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 3.09%(b)(c)                05/23/08      21,828       21,672,494
=========================================================================================
                                                                              240,538,173
=========================================================================================



ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.38%

CAFCO, LLC
  3.60%(b)                                          03/18/08      50,000       49,915,000
-----------------------------------------------------------------------------------------
  5.50%(b)                                          03/07/08      30,000       29,972,500
-----------------------------------------------------------------------------------------

4          AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC 5.27%(b)                                03/10/08    $ 50,000   $   49,934,125
-----------------------------------------------------------------------------------------
Eureka Securitization, Inc. 3.16%(b)                04/17/08      40,000       39,834,978
=========================================================================================
                                                                              169,656,603
=========================================================================================



DIVERSIFIED BANKS-2.47%

Dexia Delaware LLC 4.80%(c)                         03/31/08      50,000       49,800,000
-----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  3.25%(c)                                          06/16/08      50,000       49,517,014
-----------------------------------------------------------------------------------------
  3.32%(c)                                          06/27/08      25,000       24,727,944
=========================================================================================
                                                                              124,044,958
=========================================================================================



DIVERSIFIED CAPITAL MARKETS-0.79%

Morgan Stanley 5.40%                                03/10/08      40,000       39,946,000
=========================================================================================



REGIONAL BANKS-3.37%

Danske Corp.
  3.12%(b)(c)                                       04/30/08      35,000       34,818,292
-----------------------------------------------------------------------------------------
  3.98%(b)(c)                                       04/14/08      50,000       49,756,778
-----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 4.37%(b)(c)             04/08/08      35,000       34,838,737
-----------------------------------------------------------------------------------------
Swedbank 4.01%(c)                                   05/13/08      50,000       49,593,937
=========================================================================================
                                                                              169,007,744
=========================================================================================
     Total Commercial Paper (Cost $2,125,853,192)                           2,125,853,192
=========================================================================================



CERTIFICATES OF DEPOSIT-19.22%

Banco Bilbao Vizcaya Argentaria
  3.05%                                             06/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.51%                                             04/08/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Bank of Scotland PLC 4.45%                          04/09/08      50,000       50,010,664
-----------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                             05/27/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
Barclays Bank PLC
  3.05%                                             08/27/08      40,000       40,000,000
-----------------------------------------------------------------------------------------
  3.15%                                             04/24/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
  5.00%                                             03/14/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  5.35%                                             06/04/08      40,000       40,000,250
-----------------------------------------------------------------------------------------
CALYON S.A.
  4.04%                                             04/15/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.29%                                             07/08/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.38%                                             04/10/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.74%                                             03/31/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Credit Suisse 4.31%                                 07/08/08      50,000       50,000,877
-----------------------------------------------------------------------------------------
Deutsche Bank A.G. 3.25%(d)                         08/04/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  2.90%                                             08/04/08      25,000       25,001,050
-----------------------------------------------------------------------------------------
  4.90%                                             05/30/08      40,000       40,000,000
-----------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                          07/21/08      50,000       50,001,947
-----------------------------------------------------------------------------------------
Societe Generale 4.40%                              03/10/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
UBS A.G.
  3.03%                                             08/21/08      30,000       30,000,710
-----------------------------------------------------------------------------------------
  5.33%                                             06/10/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  5.38%                                             06/02/08      40,000       40,000,000
-----------------------------------------------------------------------------------------
  5.52%                                             03/06/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A 3.21%                     07/29/08      25,000       25,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $965,015,498)                                                          965,015,498
=========================================================================================



MASTER NOTE AGREEMENTS-7.53%

Goldman Sachs Credit Partners L.P.
  3.38%(b)(e)(f)(g)                                       --      75,000       75,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(e)(f)(g)                                       --     140,000      140,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(e)(f)(g)                                       --      85,000       85,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(e)(f)(g)                                       --      78,000       78,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $378,000,000)                                                          378,000,000
=========================================================================================



MEDIUM-TERM NOTES-5.28%

Abbey National Treasury Services PLC Floating Rate
  MTN 4.68%(c)(d)                                   10/02/08      50,000       50,065,205
-----------------------------------------------------------------------------------------
Allstate Life Global Funding Trust Floating Rate
  MTN 3.17%(d)                                      09/11/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                                    08/26/08      20,000       20,000,000
-----------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating Rate
  MTN 3.22%(b)(d)                                   09/12/08      10,000       10,000,000
-----------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating Rate MTN
  4.73%(b)(c)(d)                                    10/01/08      35,000       35,032,849
-----------------------------------------------------------------------------------------
Proctor & Gamble International Funding S.C.A
  Floating Rate MTN 3.14%(d)                        02/19/09      25,000       25,000,000
-----------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(b)(c)(d)                                    09/05/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
  4.64%(b)(c)(d)                                    02/06/09      50,000       49,981,686
=========================================================================================
     Total Medium-Term Notes (Cost $265,079,740)                              265,079,740
=========================================================================================



FUNDING AGREEMENTS-3.39%

MetLife Insurance Co. of Connecticut (Acquired
  10/12/07; Cost $35,000,000) 4.52%(b)(d)(h)        10/10/08      35,000       35,000,000
-----------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (Acquired
  07/17/06; Cost $45,000,000) 4.21%(b)(d)(h)        11/18/08      45,000       45,000,000
-----------------------------------------------------------------------------------------

5          AIM TREASURER'S SERIES TRUST

                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

New York Life Insurance Co. (Acquired 04/04/07;
  Cost $90,000,000) 4.89%(b)(d)(h)                  04/04/08    $ 90,000   $   90,000,000
=========================================================================================
     Total Funding Agreements (Cost $170,000,000)                             170,000,000
=========================================================================================




VARIABLE RATE DEMAND NOTES-2.72%(I)

LETTER OF CREDIT ENHANCED-2.72%(J)

Albuquerque (City of), New Mexico (KTech Corp.
  Project); Series 2002, Taxable RB, (LOC-Wells
  Fargo Bank, N.A.) 3.12%(e)                        11/01/22       1,550        1,550,000
-----------------------------------------------------------------------------------------
Capital Markets Access Co. (Cullman Outpatient
  Center Project); Series 2006 F, (LOC-Wachovia
  Bank, N.A.) 3.39%                                 08/01/31       2,830        2,830,000
-----------------------------------------------------------------------------------------
Capital Markets Access Co. (Surgery Center of
  Cullman Project); Series 2006 G, (LOC-Wachovia
  Bank, N.A.) 3.39%                                 08/01/13       1,780        1,780,000
-----------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003-A, (LOC-General
  Electric Capital Corp.) 3.34%(e)                  10/01/13       3,250        3,250,000
-----------------------------------------------------------------------------------------
Forward Corp. Series 2005, Adjustable Rate Taxable
  Securities (LOC-Fifth Third Bank) 3.60%(e)        12/01/30       3,615        3,615,000
-----------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County of), Georgia
  Development Authority (Fieldale Farms Corp.
  Project); Series 2006, Taxable IDR (LOC-Wachovia
  Bank, N.A.) 3.39%(e)                              03/01/21      10,000       10,000,000
-----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain Real
  Estate Co. LLC and Germain Motor Co.; Series
  2001, Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(e)                              03/01/31      12,975       12,975,000
-----------------------------------------------------------------------------------------
GMS Associates III; Series 1995, Floating Rate
  Bonds (LOC-Bank of America, N.A.) 3.25%(e)        11/01/25       9,400        9,400,000
-----------------------------------------------------------------------------------------
Habasit Holding America Inc.; Series 2006,
  (LOC-Bank of America, N.A.) 3.50%(e)              03/01/16       2,655        2,655,000
-----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Incremental
  Taxable Bonds (LOC-Wachovia Bank, N.A.) 3.34%(e)  02/01/18      62,900       62,900,000
-----------------------------------------------------------------------------------------
Montgomery (City of), Alabama (Riverfront Stadium
  Project); Series 2003 B, Taxable RB Wts.,
  (LOC-Wachovia Bank, N.A.) 3.12%(e)                11/01/23       5,500        5,500,000
-----------------------------------------------------------------------------------------
Port Blakely Communities, Inc. Washington; Series
  2001 C, Taxable RB (LOC-Bank of America, N.A.)
  3.30%(e)                                          02/15/21       6,000        6,000,000
-----------------------------------------------------------------------------------------
Saint Jean Industries, Inc.; Series 2006,
  (LOC-General Electric Capital Corp.) 3.16%(b)(e)  10/01/21      14,255       14,255,000
=========================================================================================
     Total Variable Rate Demand Notes (Cost
       $136,710,000)                                                          136,710,000
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-80.48% (Cost $4,040,658,430)                                  4,040,658,430
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-21.01%(K)

BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government and Corporate
  obligations valued at $821,496,418; 0%-20.79%,
  01/08/09-08/25/37) 3.24%, 03/03/08(c)              169,658,833       169,612,967
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0.00%-0.00%,
  03/25/35-10/25/46) 3.24%, 03/03/08                 245,066,252       245,000,000
----------------------------------------------------------------------------------
Fortis Bank N.V/S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0.00%-6.00%, 02/25/34-06/03/52)
  3.22%, 03/03/08(c)                                 245,065,844       245,000,000
----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement dated
  02/29/08, (collateralized by Corporate
  obligations valued at $315,000,000; 0%-3.49%,
  09/15/32-02/15/51) 3.20%(l)                                 --       150,000,000
----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                 245,065,946       245,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,054,612,967)                                               1,054,612,967
==================================================================================
TOTAL INVESTMENTS-101.49% (Cost
  $5,095,271,397)(m)(n)                                              5,095,271,397
==================================================================================
OTHER ASSETS LESS LIABILITIES-(1.49)%                                  (74,844,183)
==================================================================================
NET ASSETS-100.00%                                                   5,020,427,214
__________________________________________________________________________________
==================================================================================





6          AIM TREASURER'S SERIES TRUST

Investment Abbreviations:

CEP   - Credit Enhancement Provider
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
MTN   - Medium-Term Notes
RB    - Revenue Bonds
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security, purchased in transactions exempt from registration under the Securities Act of 1933, as amended The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $2,614,537,832, which represented 52.08% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 8.68%; France: 6.97%; United Kingdom: 5.36%; other countries less than 5%: 12.43%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $170,000,000, which represented 3.39% of the Fund's Net Assets.
(i) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008. Principal and/or interest payments are secured by the bond insurance company listed.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)   Principal amount equals value at period end. See Note 1J.
(l) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(m)   Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                       PERCENTAGE
-----------------------------------------------------------------------------------------
CALYON S.A.                                                                       5.01%
_________________________________________________________________________________________
=========================================================================================





7          AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                     MATURITY    (000)        VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-19.69%

FEDERAL FARM CREDIT BANK (FFCB)-0.91%

Floating Rate Bonds
  3.00%(a)                                           05/02/08   $ 2,000    $ 1,999,933
--------------------------------------------------------------------------------------
  3.04%(a)                                           03/17/09     2,000      2,000,000
======================================================================================
                                                                             3,999,933
======================================================================================



FEDERAL HOME LOAN BANK (FHLB)-12.57%

Unsec. Bonds
  4.57%                                              11/28/08     1,000      1,000,000
--------------------------------------------------------------------------------------
  2.90%                                              02/27/09    10,000     10,000,000
--------------------------------------------------------------------------------------
  2.85%                                              03/04/09     5,000      5,000,000
--------------------------------------------------------------------------------------
  3.00%                                              03/04/09     5,000      5,000,000
--------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  4.25%                                              03/03/08     1,690      1,689,601
--------------------------------------------------------------------------------------
  2.70%                                              05/14/08     2,000      1,988,900
--------------------------------------------------------------------------------------
  4.16%                                              05/14/08     3,000      2,974,316
--------------------------------------------------------------------------------------
  2.71%                                              05/23/08     5,000      4,968,760
--------------------------------------------------------------------------------------
  2.57%                                              07/30/08     5,000      4,946,101
--------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                              12/12/08     5,000      5,000,000
--------------------------------------------------------------------------------------
  3.02%                                              02/17/09     5,000      5,000,000
--------------------------------------------------------------------------------------
  3.24%                                              02/19/09     5,000      5,000,000
--------------------------------------------------------------------------------------
  2.88%                                              05/27/09     3,000      3,001,283
======================================================================================
                                                                            55,568,961
======================================================================================



FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.61%

Series M006, Class A, Taxable Multi-Family VRD
  Ctfs.
  3.12%(c)                                           10/15/45     8,882      8,881,906
--------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.24%                                              03/10/08     1,717      1,715,182
--------------------------------------------------------------------------------------
  4.18%                                              04/25/08     5,000      4,968,069
--------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Notes
  4.67%(a)                                           09/30/08     3,000      2,998,948
--------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                              01/09/09     3,249      3,249,000
--------------------------------------------------------------------------------------
  2.80%                                              02/12/09     3,000      3,000,000
======================================================================================
                                                                            24,813,105
======================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.60%

Sr. Unsec. Disc. Notes(b)
  4.99%                                              04/25/08       500        496,192
--------------------------------------------------------------------------------------
  5.00%                                              05/12/08       500        495,000
--------------------------------------------------------------------------------------
  4.01%                                              06/04/08     1,192      1,179,386
--------------------------------------------------------------------------------------
  5.01%                                              06/06/08       500        493,251
======================================================================================
                                                                             2,663,829
======================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $87,045,828)                                        87,045,828
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-19.69% (Cost $87,045,828)                                     87,045,828
______________________________________________________________________________________
======================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-82.66%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government obligations
  valued at $255,003,204; 0%-6.63%, 04/04/08-
  05/12/20) 3.08%, 03/03/08                            20,005,133      20,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  obligations valued at $255,000,681; 0%-5.25%,
  05/27/08-01/16/09) 3.06%, 03/03/08                  230,058,650      20,000,000
---------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government obligations
  valued at $309,563,501; 3.75%-5.13%, 05/07/10-
  05/27/15) 3.11%, 03/03/08                            20,005,183      20,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  obligations valued at $255,000,277; 3.75%-5.25%,
  09/02/08-12/15/16) 3.10%, 03/03/08                   20,005,167      20,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  obligations valued at $255,000,662; 4.57-6.63%,
  04/18/08-11/15/30) 3.10%, 03/03/08                   20,005,167      20,000,000
---------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by U.S.
  Government obligations valued at $255,001,692;
  0%, 08/27/08) 3.11%, 03/03/08                        75,019,438      75,000,000
---------------------------------------------------------------------------------

8          AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  obligations valued at $306,000,622; 2.75%-6.25%,
  03/15/08-06/01/37) 3.10%, 03/03/08                 $ 30,285,323    $ 30,277,501
---------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government obligations
  valued at $280,500,187; 0%-5.25, 05/05/08-
  06/05/17) 3.09%, 03/03/08                            20,005,150      20,000,000
---------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government obligations
  valued at $255,001,027; 3.50%-5.80%, 02/12/10-
  01/14/15) 3.11%, 03/03/08                           100,025,917     100,000,000
---------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  and Corporate obligations valued at
  $153,002,461; 0%-4.80%, 05/02/08-10/15/23)
  3.11%, 03/03/08                                      20,005,183      20,000,000
---------------------------------------------------------------------------------
Wachovia Bank N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government obligations
  valued at $510,000,238; 0%-7.25%, 07/15/09-
  03/14/36) 3.09%, 03/03/08                            20,005,150      20,000,000
=================================================================================
     Total Repurchase Agreements (Cost
       $365,277,501)                                                  365,277,501
=================================================================================
TOTAL INVESTMENTS-102.35% (Cost $452,323,329)(e)                      452,323,329
=================================================================================
OTHER ASSETS LESS LIABILITIES-(2.35)%                                 (10,401,187)
=================================================================================
NET ASSETS-100.00%                                                   $441,922,142
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)   Principal amount equals value at period end. See Note 1J.
(e)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


9          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.09%(a)

ALABAMA-1.35%

Alabama (State of) Agricultural and Mechanical
  University Board of Trustees; Series 1998, RB
  5.25%, 05/01/08(b)(c)                              AAA      Aaa    $  185   $    189,522
------------------------------------------------------------------------------------------
Gulf Shores (City of) Medical Clinic Board
  (Colonial Pinnacle MOB, LLC Project); Series
  2007, VRD RB (LOC-Regions Bank) 3.26%,
  07/01/34(d)(e)                                      --      P-1     1,400      1,400,000
==========================================================================================
                                                                                 1,589,522
==========================================================================================


ALASKA-2.16%

Alaska (State of) Industrial Development Authority
  (Providence Medical Office Building Project);
  Series 1985, VRD IDR (LOC-KBC Bank N.V.) 2.30%,
  06/01/10(d)(e)(f)                                   --   VMIG-1     2,540      2,540,000
==========================================================================================


COLORADO-1.17%

Colorado (State of) Housing and Finance Authority
  (Genesis Innovations, LLC and Saddlenotch, LLC
  Project); Series 2001, Economic Development VRD
  RB (LOC-JPMorgan Chase Bank, N.A.) 4.45%,
  09/01/21(d)(e)(g)                                 A-1+       --       265        265,000
------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series 2004,
  Refunding & Improvement Unlimited Tax VRD GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/29(d)(e)                                    A-1+       --       800        800,000
------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc. Projects);
  Series 1993, Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.90%, 06/01/08(d)(f)(h)                A-1       --       310        310,000
==========================================================================================
                                                                                 1,375,000
==========================================================================================


FLORIDA-1.57%

Jupiter Island (Town of) (South Martin Regional
  Utility); Series 1998, Utility System RB 5.00%,
  10/01/08(b)(c)                                     AAA      Aaa       750        768,661
------------------------------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Windsor Pines Project); Series 2000 E, Multi-
  Family Housing VRD RB (LOC-Bank of America,
  N.A.) 3.10%, 03/01/35(d)(e)(g)                      --   VMIG-1       925        925,000
------------------------------------------------------------------------------------------
Orlando (City of) Utilities Commission; Series
  1978, Water & Electric RB 6.38%, 04/01/08(b)       NRR      Aaa       150        150,356
==========================================================================================
                                                                                 1,844,017
==========================================================================================


GEORGIA-0.68%

Tallapoosa (City of) Development Authority (United
  States Can Co. Project); Series 1994, Refunding
  VRD IDR (LOC-Deutsche Bank A.G.) 3.45%,
  02/01/15(d)(e)(f)                                  A-1       --       800        800,000
==========================================================================================


ILLINOIS-9.58%

Chicago (City of) (Churchview Supportive Living
  Facility); Series 2003, Multi-Family Housing VRD
  RB (LOC-Harris N.A.) 3.15%, 03/01/33(d)(e)(g)(i)    --   VMIG-1     3,000      3,000,000
------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Aurora Central Catholic High School); Series
  1994, VRD RB (LOC-Allied Irish Banks PLC) 3.26%,
  04/01/24(d)(e)(f)                                  A-1       --     1,000      1,000,000
------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Providence-St. Mel School Project); Series
  2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 06/01/37(d)(e)                               --   VMIG-1     1,500      1,500,000
------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (The University of Chicago); Series
  2001 B-1, VRD RB 3.45%, 07/01/36(e)                 AA      Aa1       750        750,826
------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development Project
  (Monmouth College Project); Series 2005, VRD IDR
  (LOC-Allied Irish Banks PLC) 3.19%,
  06/01/35(d)(e)(f)                                   --   VMIG-1     5,000      5,000,000
==========================================================================================
                                                                                11,250,826
==========================================================================================


INDIANA-3.27%

Indiana (State of) Health Facility Financing
  Authority (Clark Memorial Hospital Project);
  Series 2001, Health Care Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.45%,
  12/01/21(d)(e)(k)                                   --       --     1,500      1,500,000
------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational Facility
  Financing Authority (Sisters of St. Francis
  Health Services, Inc. Obligated Group); Series
  2006 A, Refunding Health System VRD RB (INS-MBIA
  Insurance Corp.) 3.30%, 11/01/37(e)(j)              --   VMIG-1       475        475,000
------------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Stone Belt Arc, Inc. Project); Series
  2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.45%, 02/01/25(d)(e)                               --   VMIG-1       500        500,000
------------------------------------------------------------------------------------------

10          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Housing Finance Authority
  (Pedcor Investments-Cumberland Crossing
  Apartments Development); Series 1997 M-B, Multi-
  Family Housing VRD RB (LOC-Federal Home Loan
  Bank of Indianapolis) 3.15%,
  01/01/29(d)(e)(g)(k)                                --       --    $  734   $    734,000
------------------------------------------------------------------------------------------
Portage (City of) (Pedcor Investments-Port
  Crossing III Apartments Project); Series 1995 B,
  Economic Development VRD RB (LOC-Federal Home
  Loan Bank of Indianapolis) 3.23%,
  08/01/30(d)(e)(g)                                   --   VMIG-1       627        627,000
==========================================================================================
                                                                                 3,836,000
==========================================================================================


IOWA-2.56%

Orange City (City of) (Vogel Enterprises, Ltd.
  Project); Series 2002, VRD IDR (LOC-U.S. Bank,
  N.A.) 3.34%, 04/01/17(d)(e)(g)                    A-1+       --     3,000      3,000,000
==========================================================================================


KENTUCKY-6.74%

Ewing (City of) Kentucky Area Development
  Districts Financing Trust; Series 2000, Lease
  Acquisition Program VRD RB (LOC-Wachovia Bank,
  N.A.) 3.45%, 06/01/33(d)(e)(l)                    A-1+       --     7,907      7,907,000
==========================================================================================


MARYLAND-1.71%

Baltimore (County of) Economic Development (Blue
  Circle Inc. Project); Series 1992, VRD RB
  (LOC-BNP Paribas) 3.23%, 12/01/17(d)(e)(f)(l)       --   VMIG-1       541        541,000
------------------------------------------------------------------------------------------
Harford (County of); Series 2001, Consolidated
  Public Improvement Unlimited Tax GO 4.20%,
  01/15/09                                           AA+      Aa1       300        305,690
------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (eMerge, Inc. Facilities); Series 2006 A, VRD RB
  (LOC-PNC Bank) 3.16%, 04/01/22(d)(e)              A-1+       --       520        520,000
------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc. Project);
  Series 1994, Refunding Economic Development VRD
  RB (LOC-Deutsche Bank A.G.) 3.90%,
  12/01/09(d)(e)(f)                                  A-1       --       640        640,000
==========================================================================================
                                                                                 2,006,690
==========================================================================================


MICHIGAN-4.03%

Bedford Public Schools (County of Monroe); Series
  1998, School Building and Site Unlimited Tax GO
  4.40%, 05/01/08(b)(c)                              NRR      Aaa       250        251,107
------------------------------------------------------------------------------------------
Holton (City of) Public Schools; Series 1998,
  School Building & Site Unlimited Tax GO 4.60%,
  05/01/08(b)(c)                                     NRR      NRR       375        376,787
------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Berrien Woods III Apartments); Series 2000 B,
  Multi-Family Housing VRD RB (LOC-Federal Home
  Loan Bank of Indianapolis) 3.18%,
  07/01/32(d)(e)(g)                                 A-1+       --       250        250,000
------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Series 2001,
  Limited Obligation VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.45%, 08/01/21(d)(e)(l)                --   VMIG-1     2,916      2,916,000
------------------------------------------------------------------------------------------
Standish-Sterling Community Schools; Series 1998,
  School Building & Site Unlimited Tax GO 4.50%,
  05/01/08(b)(c)                                     NRR      NRR       430        431,978
------------------------------------------------------------------------------------------
University of Michigan Board of Regents; Series
  2003, Refunding RB 5.00%, 04/01/08                 AAA      Aaa       500        501,187
==========================================================================================
                                                                                 4,727,059
==========================================================================================


MINNESOTA-2.30%

Winona (City of) Port Authority (Bay State Milling
  Co. Project); Series 2001A, VRD IDR (LOC-Harris
  Bank N.A.) 3.15%, 06/01/11(d)(e)(g)                 --   VMIG-1     2,700      2,700,000
==========================================================================================


MISSOURI-0.56%

Missouri (State of) Health & Educational
  Facilities Authority (Missouri Pooled Hospital
  Loan Program-Freeman Health System Project);
  Series 1999 C, Health Facilities VRD RB (LOC-KBC
  Bank N.V.) 3.25%, 08/01/29(d)(e)(f)               A-1+       --       660        660,000
==========================================================================================


NEW HAMPSHIRE-5.74%

New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Littleton Hospital
  Association Issue);
  Series 1998 A, Hospital RB 6.00%, 05/01/08(b)(c)   NRR      NRR       625        640,281
------------------------------------------------------------------------------------------
  Series 1998 B, Hospital RB 5.90%, 05/01/08(b)(c)   NRR      NRR       780        798,954
------------------------------------------------------------------------------------------

11          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Housing Finance Authority
  (EQR-Bond Partnership-Manchester Project);
  Series 1996, Multi-Family Housing VRD RB (CEP-
  Federal National Mortgage Association) 3.10%,
  09/15/26(e)                                         --   VMIG-1    $5,300   $  5,300,000
==========================================================================================
                                                                                 6,739,235
==========================================================================================


NEW YORK-0.33%

New York (City of) Industrial Development Agency
  (Abigal Press Inc. Project); Series 2002, VRD
  IDR (LOC-JPMorgan Chase Bank, N.A.) 3.90%,
  12/01/18(d)(e)(g)                                 A-1+       --       390        389,800
==========================================================================================


NORTH CAROLINA-0.38%

University of North Carolina Board of Governors
  (University of North Carolina at Chapel Hill and
  North Carolina State University at Raleigh);
  Series 2006 B, Commercial Paper Bonds 2.70%,
  03/06/08                                          A-1+      P-1       450        450,000
==========================================================================================


OHIO-3.22%

Butler (County of) Port Authority Economic
  Development Facilities (The Great Miami Valley
  YMCA Project); Series 2007, Refunding &
  Improvement VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) 3.45%, 09/01/37(d)(e)(k)                      --       --     1,505      1,505,000
------------------------------------------------------------------------------------------
Coshocton (County of) (Memorial Hospital Project);
  Series 1999, Hospital Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 4.00%,
  03/01/19(d)(e)                                    A-1+       --       770        770,000
------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities (Ohio
  Presbyterian Retirement Services); Series 2006
  B, Refunding & Improvement VRD RB (LOC-National
  City Bank) 3.08%, 07/01/29(d)(e)                   A-1       --     1,500      1,500,000
==========================================================================================
                                                                                 3,775,000
==========================================================================================


OKLAHOMA-1.88%

Oklahoma (State of) Water Resources Board; Series
  1995, State Loan Program VRD RB 3.65%,
  09/01/24(e)                                       A-1+       --       500        500,000
------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A, Capital Improvements VRD RB
     3.45%, 05/15/17(e)                             A-1+       --       700        700,000
------------------------------------------------------------------------------------------
  Series 2003 B, Capital Improvements RB 5.00%,
     05/15/08                                        AA-       --     1,000      1,004,046
==========================================================================================
                                                                                 2,204,046
==========================================================================================


PENNSYLVANIA-0.13%

Philadelphia (City of); Gas Works (1998 General
  Ordinance) Series 1998 B, RB 5.00%,
  07/01/08(b)(c)                                     AAA      Aaa       150        151,236
==========================================================================================


SOUTH CAROLINA-7.67%

Piedmont Municipal Power Agency (South Carolina);
  Series 1997 C, Electric VRD RB (INS-MBIA
  Insurance Corp.) 8.00%, 01/01/19(e)(j)            A-1+   VMIG-1     9,000      9,000,000
==========================================================================================


TEXAS-19.44%

Bell (County of) Health Facilities Development
  Corp. (Buckner Retirement Services, Inc.
  Obligated Group Project); Series 1998, RB 5.25%,
  11/15/08(b)(c)                                     AAA      NRR       700        720,747
------------------------------------------------------------------------------------------
Commerce (City of) Independent School District
  (Hunt and Delta Counties, Texas); Series 1998,
  Refunding School Building Unlimited Tax GO
  5.00%, 08/15/08(b)(c)                              NRR      Aaa       950        964,029
------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.,
  Central Houston Parking LLC. (University Parking
  System Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas) 3.25%, 05/01/35(d)(e)(f)          --   VMIG-1     5,000      5,000,000
------------------------------------------------------------------------------------------
Denton (County of) Independent School District;
  Series 1993, Refunding Unlimited Tax GO (CEP-
  Texas Permanent School Fund) 5.00%, 02/15/09       AAA      Aaa       500        513,205
------------------------------------------------------------------------------------------
Eanes Independent School District (Travis County,
  Texas); Series 2002, School Building Unlimited
  Tax GO (CEP-Texas Permanent School Fund) 4.00%,
  08/01/08                                           AAA      Aaa       200        200,760
------------------------------------------------------------------------------------------
Harrison (County of) Health Facilities Development
  Corp. (Marshall Regional Medical Center
  Project); Series 2006, Hospital VRD RB
  (LOC-Regions Bank) 3.16%, 04/01/26(d)(e)            --   VMIG-1     7,500      7,500,000
------------------------------------------------------------------------------------------

12          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance Corp.
  (Tierwester Oaks & Richfield Manor Projects);
  Series 2003 A, Housing VRD RB (LOC-Bank of New
  York) 2.35%, 03/01/33(d)(e)                         --   VMIG-1    $4,900   $  4,900,000
------------------------------------------------------------------------------------------
Mesquite (City of) Industrial Development Corp.
  (Championship Rodeo, L.P. Project); Series 1995,
  Refunding VRD IDR (LOC-JP Morgan Chase Bank
  N.A.) 3.90%, 12/01/10(d)(e)                       A-1+       --       745        745,000
------------------------------------------------------------------------------------------
San Antonio (City of) Independent School District
  (Bexar County, Texas); Series 1997, School
  Building Unlimited Tax GO 5.00%, 08/15/08(b)(c)    AAA      Aaa       750        758,100
------------------------------------------------------------------------------------------
San Antonio (City of);
  Series 2002, Unlimited Tax GO 5.00%, 08/01/08      AA+      Aa1       250        253,433
------------------------------------------------------------------------------------------
  Series 1998 A, Electric and Gas Systems RB
     5.13%, 02/01/09                                  AA      Aa1       100        103,065
------------------------------------------------------------------------------------------
Texas (State of) Transportation Commission (State
  Highway Fund); Series 2006-A, First Tier RB
  5.00%, 04/01/08                                    AAA      Aa1       100        100,102
------------------------------------------------------------------------------------------
Texas (State of); Series 2002 B, Water Financial
  Assistance Unlimited Tax GO 5.00%, 08/01/08         AA      Aa1       300        303,347
------------------------------------------------------------------------------------------
Tyler (City of) Independent School District (Smith
  County, Texas); Series 2005 A, Refunding
  Unlimited Tax GO (CEP-Texas Permanent School
  Fund) 3.50%, 02/15/09                              AAA       --       250        254,141
------------------------------------------------------------------------------------------
University of Texas System Board of Regents;
  Series 1997, Permanent University Fund RB 5.25%,
  07/01/08                                           AAA      Aaa       500        504,957
==========================================================================================
                                                                                22,820,886
==========================================================================================


UTAH-0.56%

University of Utah Board of Regents; Series 1998,
  Hospital RB 5.25%, 08/01/08(b)(c)                  NRR      NRR       400        406,391
------------------------------------------------------------------------------------------
Utah (State of); Series 2003 A, Unlimited Tax GO
  4.00%, 07/01/08                                    AAA      Aaa       250        251,494
==========================================================================================
                                                                                   657,885
==========================================================================================


WASHINGTON-14.64%

Lake Tapps Parkway Properties; Series 1999 A,
  Special Revenue VRD RB (LOC-U.S. Bank, N.A.)
  3.14%, 12/01/19(d)(e)(l)                            --   VMIG-1     1,906      1,906,000
------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Swedish Health Services); Series
  2006, VRD RB (LOC-Citibank N.A.) 3.08%,
  11/15/26(d)(e)(i)(l)                              A-1+   VMIG-1     7,737      7,737,000
------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (LTC Properties, Inc. Project); Series 1995,
  Multi-Family VRD RB (LOC-U.S. Bank, N.A.) 3.34%,
  12/01/15(d)(e)(g)                                 A-1+       --     3,085      3,085,000
------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Sherwood Springs Apartments Project); Series
  1997 A, Multi-Family VRD RB (LOC-U.S. Bank,
  N.A.) 3.34%, 09/01/27(d)(e)(g)                    A-1+       --     4,460      4,460,000
==========================================================================================
                                                                                17,188,000
==========================================================================================


WEST VIRGINIA-0.87%

Harrison (County of) Building Commission
  (Maplewood Retirement Community Project); Series
  1998, Health Care RB 5.25%, 04/01/08(b)(c)         NRR      Aaa     1,000      1,022,271
==========================================================================================


WISCONSIN-3.74%

Chippewa Valley Technical College District; Series
  2007 A, Promissory Notes Unlimited Tax GO 4.00%,
  04/01/08                                            --      Aa2       790        791,233
------------------------------------------------------------------------------------------
Green Bay (City of); Series 2005 A, Refunding
  Unlimited Tax GO 3.13%, 04/01/08                    --      Aa2       370        370,000
------------------------------------------------------------------------------------------
Madison (City of) Community Development Authority
  (Hamilton Point Apartments Project); Series 1997
  A, Refunding Multi-Family Housing VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.15%,
  10/01/22(d)(e)(i)(k)                                --       --       825        825,000
------------------------------------------------------------------------------------------
River Falls (City of) (Quadion Corp. Project);
  Series 1994, VRD IDR (LOC-U.S. Bank, N.A.)
  3.34%, 11/01/14(d)(e)(g)(i)                       A-1+       --       855        855,000
------------------------------------------------------------------------------------------
Rock (County of); Series 2007, Promissory Notes
  Unlimited Tax GO 4.25%, 07/10/08                    AA    MIG-1       300        300,465
------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Froedtert & Community
  Health, Inc. Obligated Group); Series 2005 B,
  VRD RB 8.00%, 04/01/30(e)                         A-1+      Aaa     1,000      1,000,000
------------------------------------------------------------------------------------------
Wisconsin (State of); Series 1993-2, Refunding
  Unlimited Tax GO 5.13%, 11/01/08                   AA-      Aa3       250        255,080
==========================================================================================
                                                                                 4,396,778
==========================================================================================



13          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
WYOMING-3.81%

Gillette (City of) (Pacificorp Projects); Series
  1988, Refunding Customized Purchase VRD PCR
  (LOC-Barclays Bank PLC) 3.28%,
  01/01/18(d)(e)(f)(l)                              A-1+      P-1    $4,468   $  4,468,000
==========================================================================================
TOTAL INVESTMENTS(m)(n)-100.09% (Cost $117,499,251)                            117,499,251
==========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09)%                                             (102,786)
==========================================================================================
NET ASSETS-100.00%                                                            $117,396,465
__________________________________________________________________________________________
==========================================================================================



Investment Abbreviations:

CEP  - Credit Enhancement Provider
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurer
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
VRD  - Variable Rate Demand


Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b)   Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Ireland: 5.11%; other countries less than 5%: 12.74%.
(g)   Security subject to the alternative minimum tax.
(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(i) Security not registered under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $12,417,000, which represented 10.58% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Principal and/or interest payments are secured by the bond insurance company listed.
(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(l) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                                        PERCENTAGE
      ------------------------------------------------------------------------------------------
      U.S. Bank, N.A.                                                                    11.3%
      ------------------------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                                           9.3
      ------------------------------------------------------------------------------------------
      MBIA Insurance Corp.                                                                8.1
      ------------------------------------------------------------------------------------------
      Regions Bank                                                                        7.6
      ------------------------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                                 6.7
      ------------------------------------------------------------------------------------------
      Citigroup                                                                           6.6
      ------------------------------------------------------------------------------------------
      Allied Irish Banks PLC                                                              5.1
      __________________________________________________________________________________________
      ==========================================================================================



(n)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


14          AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)



                                                                                PREMIER           PREMIER
                                                             PREMIER        U.S. GOVERNMENT      TAX-EXEMPT
                                                            PORTFOLIO       MONEY PORTFOLIO      PORTFOLIO
------------------------------------------------------   ---------------    ---------------    -------------

ASSETS:

Investments, at value                                     $4,040,658,430      $ 87,045,828      $117,499,251
------------------------------------------------------   ---------------    ---------------    -------------
Repurchase agreements                                      1,054,612,967       365,277,501                --
======================================================   ===============    ===============    =============
     Total investments                                     5,095,271,397       452,323,329       117,499,251
======================================================   ===============    ===============    =============
Cash                                                              18,648                --            24,308
------------------------------------------------------   ---------------    ---------------    -------------
Receivables for:
  Investments sold                                                90,000                --           875,261
------------------------------------------------------   ---------------    ---------------    -------------
  Fund shares sold                                               853,020            38,681           755,042
------------------------------------------------------   ---------------    ---------------    -------------
  Interest                                                    12,704,924           229,429           401,664
------------------------------------------------------   ---------------    ---------------    -------------
Investment for trustee deferred compensation and
  retirement plans                                                    --            13,266                --
------------------------------------------------------   ---------------    ---------------    -------------
Other assets                                                          --               218               575
======================================================   ===============    ===============    =============
     Total assets                                          5,108,937,989       452,604,923       119,556,101
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============


LIABILITIES:

Payables for:
  Investments purchased                                       75,001,049        10,000,000         1,968,003
------------------------------------------------------   ---------------    ---------------    -------------
  Fund shares reacquired                                         179,480            31,733                --
------------------------------------------------------   ---------------    ---------------    -------------
  Amount due custodian                                                --            37,900                --
------------------------------------------------------   ---------------    ---------------    -------------
  Dividends                                                   13,324,933           596,795           191,462
------------------------------------------------------   ---------------    ---------------    -------------
Trustee deferred compensation and retirement plans                    --            15,232                --
------------------------------------------------------   ---------------    ---------------    -------------
Accrued operating expenses                                         5,313             1,121               171
======================================================   ===============    ===============    =============
     Total liabilities                                        88,510,775        10,682,781         2,159,636
======================================================   ===============    ===============    =============
Net assets applicable to shares outstanding               $5,020,427,214      $441,922,142      $117,396,465
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============


NET ASSETS CONSIST OF:

Shares of beneficial interest                             $5,020,346,268      $441,893,691      $117,396,193
------------------------------------------------------   ---------------    ---------------    -------------
Undistributed net investment income                               20,735            28,401               357
------------------------------------------------------   ---------------    ---------------    -------------
Undistributed net realized gain (loss)                            60,211                50               (85)
======================================================   ===============    ===============    =============
                                                          $5,020,427,214      $441,922,142      $117,396,465
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============



NET ASSETS:

Investor Class                                            $  117,958,047      $ 30,333,434      $ 21,615,442
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Institutional Class                                       $4,902,469,167      $411,588,708      $ 95,781,023
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Investor Class                                               117,934,697        30,333,394        21,612,419
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Institutional Class                                        4,902,414,106       411,588,698        95,784,218
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Net asset value, offering and redemption price per
  share for each class                                    $         1.00      $       1.00      $       1.00
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Cost of investments                                       $4,040,658,430      $ 87,045,828      $117,499,251
------------------------------------------------------   ---------------    ---------------    -------------
Cost of repurchase agreements                             $1,054,612,967      $365,277,501      $         --
======================================================   ===============    ===============    =============
Total investments, at cost                                $5,095,271,397      $452,323,329      $117,499,251
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                              PREMIER          PREMIER
                                                            PREMIER       U.S. GOVERNMENT     TAX-EXEMPT
                                                           PORTFOLIO      MONEY PORTFOLIO     PORTFOLIO
------------------------------------------------------   -------------    ---------------    -----------

INVESTMENT INCOME:

Interest                                                  $103,267,706       $3,135,590       $2,172,450
======================================================   =============    ===============    ===========


EXPENSES:

Advisory fees                                                5,324,979          188,699          167,002
======================================================   =============    ===============    ===========
     Total expenses                                          5,324,979          188,699          167,002
======================================================   =============    ===============    ===========
Less: Fees waived                                           (1,703,993)         (60,383)              --
======================================================   =============    ===============    ===========
     Net expenses                                            3,620,986          128,316          167,002
======================================================   =============    ===============    ===========
Net investment income                                       99,646,720        3,007,274        2,005,448
------------------------------------------------------   -------------    ---------------    -----------
Net realized gain from investment securities                    61,431               --              215
======================================================   =============    ===============    ===========
Net increase in net assets resulting from operations      $ 99,708,151       $3,007,274       $2,005,663
________________________________________________________________________________________________________
======================================================   =============    ===============    ===========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


16          AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                                              PREMIER U.S. GOVERNMENT
                                                                PREMIER PORTFOLIO                 MONEY PORTFOLIO
                                                        --------------------------------    ---------------------------
                                                         FEBRUARY 29,       AUGUST 31,      FEBRUARY 29,     AUGUST 31,
                                                             2008              2007             2008            2007
-----------------------------------------------------   --------------------------------    ---------------------------

OPERATIONS:

  Net investment income                                 $   99,646,720    $  166,527,003    $  3,007,274    $ 1,692,004
-----------------------------------------------------   --------------------------------    ---------------------------
  Net realized gain (loss)                                      61,431            (1,220)             --             50
=====================================================   ================================    ===========================
     Net increase in net assets resulting from
       operations                                           99,708,151       166,525,783       3,007,274      1,692,054
=====================================================   ================================    ===========================
Distributions to shareholders from net investment
  income:

  Investor Class                                            (2,681,031)       (6,914,251)       (638,945)    (1,462,078)
-----------------------------------------------------   --------------------------------    ---------------------------
  Institutional Class                                      (96,965,689)     (159,612,752)     (2,368,329)      (229,926)
=====================================================   ================================    ===========================
     Decrease in net assets resulting from
       distributions                                       (99,646,720)     (166,527,003)     (3,007,274)    (1,692,004)
=====================================================   ================================    ===========================
Share transactions-net:

  Investor Class                                             2,296,230        16,149,967        (240,213)       834,821
-----------------------------------------------------   --------------------------------    ---------------------------
  Institutional Class                                    1,062,410,346     1,283,641,253     401,293,292     10,270,180
=====================================================   ================================    ===========================
     Net increase in net assets resulting from share
       transactions                                      1,064,706,576     1,299,791,220     401,053,079     11,105,001
=====================================================   ================================    ===========================
     Net increase in net assets                          1,064,768,007     1,299,790,000     401,053,079     11,105,051
=====================================================   ================================    ===========================


NET ASSETS:

  Beginning of period                                    3,955,659,207     2,655,869,207      40,869,063     29,764,012
=====================================================   ================================    ===========================
  End of period*                                        $5,020,427,214    $3,955,659,207    $441,922,142    $40,869,063
=====================================================   ================================    ===========================
  * Includes accumulated undistributed net investment
     income                                             $       20,735    $       20,735    $     28,401    $    28,401
_______________________________________________________________________________________________________________________
=====================================================   ================================    ===========================





17          AIM TREASURER'S SERIES TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                                   PREMIER
                                                                             TAX-EXEMPT PORTFOLIO
                                                                         ---------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                  $  2,005,448    $ 1,732,069
----------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        215             --
====================================================================================================
     Net increase in net assets resulting from operations                   2,005,663      1,732,069
====================================================================================================
Distributions to shareholders from net investment income:

  Investor Class                                                             (290,771)      (663,829)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                      (1,714,764)    (1,068,240)
====================================================================================================
     Decrease in net assets resulting from distributions                   (2,005,535)    (1,732,069)
====================================================================================================
Share transactions-net:

  Investor Class                                                            2,693,568      1,498,387
----------------------------------------------------------------------------------------------------
  Institutional Class                                                      45,337,747     42,739,731
====================================================================================================
     Net increase in net assets resulting from share transactions          48,031,315     44,238,118
====================================================================================================
     Net increase in net assets                                            48,031,443     44,238,118
====================================================================================================


NET ASSETS:

  Beginning of period                                                      69,365,022     25,126,904
====================================================================================================
  End of period*                                                         $117,396,465    $69,365,022
====================================================================================================
  * Includes accumulated undistributed net investment income             $        357    $       444
____________________________________________________________________________________________________
====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


18          AIM TREASURER'S SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). Each Fund currently consists of multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.    RISKS INVOLVED IN INVESTING IN THE PREMIER TAX-EXEMPT
      PORTFOLIO -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

I. RISKS INVOLVED IN INVESTING IN THE PREMIER U.S. GOVERNMENT MONEY PORTFOLIO -- The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may

19          AIM TREASURER'S SERIES TRUST
      choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor or Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio on February 29, 2008 and March 28, 2008, respectively, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees charged by the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the six months ended February 29, 2008, the Advisor waived the following advisory fees:

Premier Portfolio                                         $1,703,993
--------------------------------------------------------------------
Premier U.S. Government Money Portfolio                       60,383
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS, IADI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2008, the Fund engaged in transactions with affiliates as listed below:

                                       SECURITIES       SECURITIES       NET REALIZED
                                        PURCHASES          SALES        GAINS/(LOSSES)
--------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio          $201,272,590     $184,419,322           $--
--------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits

20          AIM TREASURER'S SERIES TRUST
under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                  CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------
                                                                               2012      2015
----------------------------------------------------------------------------------------------
Premier Portfolio                                                              $ --     $1,220
----------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                          --         --
----------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                    300         --
----------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

PREMIER PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                        38,575,516     $     38,575,516         130,305,067     $    130,305,067
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                               15,293,631,704       15,293,631,704      33,955,876,509       33,955,876,509
================================================================================================================================

Issued as reinvestment of dividends:
  Investor Class                                         2,556,317            2,556,317           6,695,771            6,695,771
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   33,854,735           33,854,735          35,208,175           35,208,175
================================================================================================================================

Reacquired:
  Investor Class                                       (38,835,603)         (38,835,603)       (120,850,871)        (120,850,871)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                           (14,265,076,093)     (14,265,076,093)    (32,707,443,431)     (32,707,443,431)
================================================================================================================================
                                                     1,064,706,576     $  1,064,706,576       1,299,791,220     $  1,299,791,220
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 5% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 43% of outstanding shares of the Fund owned by Invesco AIM.


21          AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 29, 2008                  AUGUST 31, 2007
                                                          ------------------------------     ----------------------------
                                                             SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                             7,866,709     $   7,866,709      15,123,887     $ 15,123,887
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      543,984,332       543,984,332      30,052,534       30,052,534
=========================================================================================================================

Issued as reinvestment of dividends:
  Investor Class                                               616,156           616,156       1,420,698        1,420,698
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          437,224           437,224         183,565          183,565
=========================================================================================================================

Reacquired:
  Investor Class                                            (8,723,078)       (8,723,078)    (15,709,764)     (15,709,764)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (143,128,264)     (143,128,264)    (19,965,919)     (19,965,919)
=========================================================================================================================
                                                           401,053,079     $ 401,053,079      11,105,001     $ 11,105,001
_________________________________________________________________________________________________________________________
=========================================================================================================================



PREMIER TAX-EXEMPT PORTFOLIO


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                FEBRUARY 29, 2008                   AUGUST 31, 2007
                                                         ------------------------------     ------------------------------
                                                            SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           13,981,721     $  13,981,721        9,290,065     $   9,290,065
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     344,092,153       344,092,153      218,704,226       218,704,226
==========================================================================================================================

Issued as reinvestment of dividends:
  Investor Class                                              287,298           287,298          658,125           658,125
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       1,438,515         1,438,515          892,731           892,731
==========================================================================================================================

Reacquired:
  Investor Class                                          (11,575,451)      (11,575,451)      (8,449,803)       (8,449,803)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                    (300,192,921)     (300,192,921)    (176,857,226)     (176,857,226)
==========================================================================================================================
                                                           48,031,315     $  48,031,315       44,238,118     $  44,238,118
__________________________________________________________________________________________________________________________
==========================================================================================================================






22          AIM TREASURER'S SERIES TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

PREMIER PORTFOLIO


                                                                             INVESTOR CLASS
                                       -----------------------------------------------------------------------------------------
                                        SIX MONTHS                                                    THREE MONTHS
                                           ENDED                  YEAR ENDED AUGUST 31,                   ENDED       YEAR ENDED
                                       FEBRUARY 29,    -------------------------------------------     AUGUST 31,       MAY 31,
                                           2008          2007        2006       2005        2004          2003           2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   1.00      $   1.00    $  1.00    $   1.00    $   1.00      $   1.00       $   1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.02          0.05       0.04        0.02        0.01         0.002           0.01
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)         0.00         (0.00)      0.00          --        0.00         0.000             --
================================================================================================================================
     Total from investment operations        0.02          0.05       0.04        0.02        0.01         0.002           0.01
================================================================================================================================
Less dividends from net investment
  income                                    (0.02)        (0.05)     (0.04)      (0.02)      (0.01)       (0.002)         (0.01)
================================================================================================================================
Net asset value, end of period           $   1.00      $   1.00    $  1.00    $   1.00    $   1.00      $   1.00       $   1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                              2.37%         5.35%      4.55%       2.46%       1.01%         0.24%          1.35%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $117,958      $115,642    $99,491    $112,067    $884,979      $861,491       $493,553
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                           0.17%(b)      0.17%      0.17%       0.20%       0.20%         0.21%(c)       0.25%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                        0.25%(b)      0.25%      0.25%       0.25%       0.25%         0.25%(c)       0.25%
================================================================================================================================
Ratio of net investment income to
  average net assets                         4.67%(b)      5.23%      4.74%       2.34%       1.00%         0.95%(c)       1.35%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $114,352,337.
(c)  Annualized.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                            INVESTOR CLASS
                                        --------------------------------------------------------------------------------------
                                         SIX MONTHS                                                 THREE MONTHS
                                            ENDED                 YEAR ENDED AUGUST 31,                 ENDED       YEAR ENDED
                                        FEBRUARY 29,    ----------------------------------------     AUGUST 31,       MAY 31,
                                            2008          2007       2006       2005       2004         2003           2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.00      $  1.00    $  1.00    $  1.00    $  1.00       $  1.00        $  1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.02         0.05       0.04       0.02      0.003         0.001           0.01
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)            --         0.00         --         --         --            --             --
==============================================================================================================================
     Total from investment operations         0.02         0.05       0.04       0.02      0.003         0.001           0.01
==============================================================================================================================
Less dividends from net investment
  income                                     (0.02)       (0.05)     (0.04)     (0.02)    (0.003)       (0.001)         (0.01)
==============================================================================================================================
Net asset value, end of period             $  1.00      $  1.00    $  1.00    $  1.00    $  1.00       $  1.00        $  1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                               2.16%        5.25%      4.44%      2.06%      0.30%         0.08%          0.72%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $30,333      $30,569    $29,739    $31,598    $41,323       $64,883        $67,097
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios of expenses to average net
  assets:
  With fee waivers                            0.17%(b)     0.17%      0.17%      0.52%      0.85%         0.85%(c)       0.85%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         0.25%(b)     0.25%      0.25%      0.96%      1.50%         1.25%(c)       1.11%
==============================================================================================================================
Ratio of net investment income to
  average net assets                          3.98%(b)     5.13%      4.34%      1.98%      0.29%         0.33%(c)       0.72%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $29,831,567.
(c)  Annualized.


23          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                            INVESTOR CLASS
                                        --------------------------------------------------------------------------------------
                                         SIX MONTHS                                                 THREE MONTHS
                                            ENDED                 YEAR ENDED AUGUST 31,                 ENDED       YEAR ENDED
                                        FEBRUARY 29,    ----------------------------------------     AUGUST 31,       MAY 31,
                                            2008          2007       2006       2005       2004         2003           2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.00      $  1.00    $  1.00    $  1.00    $  1.00       $  1.00        $  1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.02         0.03       0.03       0.02       0.01         0.002           0.01
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)          0.00           --         --         --      (0.00)           --             --
==============================================================================================================================
     Total from investment operations         0.02         0.03       0.03       0.02       0.01         0.002           0.01
==============================================================================================================================
Less dividends from net investment
  income                                     (0.02)       (0.03)     (0.03)     (0.02)     (0.01)       (0.002)         (0.01)
==============================================================================================================================
Net asset value, end of period             $  1.00      $  1.00    $  1.00    $  1.00    $  1.00       $  1.00        $  1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                               1.55%        3.53%      3.04%      1.88%      0.91%         0.21%          1.19%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $21,615      $18,920    $17,420    $20,682    $37,117       $44,164        $45,013
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                      0.25%(b)     0.25%      0.25%      0.25%      0.25%         0.25%(c)       0.25%
==============================================================================================================================
Ratio of net investment income to
  average net assets                          3.00%(b)     3.46%      2.99%      1.88%      0.90%         0.85%(c)       1.19%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $18,997,216.
(c)  Annualized.


24          AIM TREASURER'S SERIES TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



25          AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


------------------------------------------------------------------------------------------------------------------
                                                                                   HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                     EXPENSES)
                                                ------------------------------------------------------
                                   BEGINNING        ENDING       EXPENSES                    EXPENSES   ANNUALIZED
                                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING      ENDING     PAID DURING    EXPENSE
         INVESTOR CLASS            (09/01/07)   (02/29/08)(1)   PERIOD(2)   ACCOUNT VALUE   PERIOD(2)      RATIO
------------------------------------------------------------------------------------------------------------------
Premier Portfolio                  $1,000.00      $1,023.70       $0.86       $1,024.02       $0.86        0.17%
------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money
  Portfolio                         1,000.00       1,021.60        0.85        1,024.02        0.86        0.17
------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio        1,000.00       1,015.50        1.25        1,023.62        1.26        0.25
------------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


26          AIM TREASURER'S SERIES TRUST

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December 12-13,      and employees of the Affiliated Sub-Advisors
2007, the Board of Trustees of AIM Treasurer's     who will provide these services. The Board
Series Trust (the "Board"), including a majority   concluded that the nature, extent and quality
of the independent trustees, voting separately,    of the services to be provided by the
approved the sub-advisory agreement for Premier    Affiliated Sub-Advisors were appropriate. The
Portfolio (the "Fund"), effective on or about      Board noted that the Affiliated Sub-Advisors,
May 1, 2008. In so doing, the Board determined     which have offices and personnel that are
that the sub-advisory agreement is in the best     geographically dispersed in financial centers
interests of the Fund and its shareholders and     around the world, have been formed in part for
that the compensation to AIM Funds Management      the purpose of researching and compiling
Inc., (AIM Funds Management Inc. anticipates       information and making recommendations on the
changing its name to Invesco Trimark Investment    markets and economies of various countries and
Management Inc. on or prior to December 31,        securities of companies located in such
2008), Invesco Asset Management Deutschland,       countries or on various types of investments
GmbH, Invesco Asset Management Limited, Invesco    and investment techniques, and providing
Asset Management (Japan) Limited, Invesco          investment advisory services. The Board
Australia Limited, Invesco Global Asset            concluded that the sub-advisory agreement will
Management (N.A.), Inc., Invesco Hong Kong         benefit the Fund and its shareholders by
Limited, Invesco Institutional (N.A.), Inc., and   permitting Invesco Aim to utilize the
Invesco Senior Secured Management, Inc.            additional resources and talent of the
(collectively, the "Affiliated Sub-Advisors")      Affiliated Sub-Advisors in managing the Fund.
under the sub-advisory agreement is fair and
reasonable.                                           B. Fund Performance

   The independent trustees met separately         The Board did not view Fund performance as a
during their evaluation of the sub-advisory        relevant factor in considering whether to
agreement with independent legal counsel from      approve the sub-advisory agreement for the
whom they received independent legal advice, and   Fund, as no Affiliated Sub-Advisor currently
the independent trustees also received             serves as sub-advisor to the Fund.
assistance during their deliberations from the
independent Senior Officer, a full-time officer       C. Sub-Advisory Fees
of the AIM Funds who reports directly to the
independent trustees. The sub-advisory agreement   The Board considered the services to be
was considered separately for the Fund, although   provided by the Affiliated Sub-Advisors
the Board also considered the common interests     pursuant to the sub-advisory agreement and the
of all of the AIM Funds in their deliberations.    services to be provided by Invesco Aim pursuant
The Board comprehensively considered all of the    to the Fund's advisory agreement, as well as
information provided to them and did not           the allocation of fees between Invesco Aim and
identify any particular factor that was            the Affiliated Sub-Advisors pursuant to the
controlling. Furthermore, each trustee may have    sub-advisory agreement. The Board noted that
evaluated the information provided differently     the sub-advisory fees have no direct effect on
from one another and attributed different weight   the Fund or its shareholders, as they are paid
to the various factors.                            by Invesco Aim to the Affiliated Sub-Advisors,
                                                   and that Invesco Aim and the Affiliated
   Set forth below is a discussion of the          Sub-Advisors are affiliates. After taking
material factors and related conclusions that      account of the Fund's contractual sub-advisory
formed the basis for the Board's approval of the   fee rate, as well as other relevant factors,
sub-advisory agreement for the Fund.               the Board concluded that the Fund's
                                                   sub-advisory fees were fair and reasonable.
   A. Nature, Extent and Quality of Services to
      be Provided by the Affiliated Sub-Advisors      D. Financial Resources of the Affiliated
                                                         Sub-Advisors
The Board reviewed the services to be provided
by the Affiliated Sub-Advisors under the           The Board considered whether each Affiliated
sub-advisory agreement and the credentials and     Sub-Advisor is financially sound and has the
experience of the officers                         resources necessary to perform its obligations
                                                   under the sub-advisory agreement, and concluded
                                                   that each Affiliated Sub-Advisor has the
                                                   financial resources necessary to fulfill these
                                                   obligations.

27   AIM TREASURER'S SERIES TRUST - PREMIER PORTFOLIO

PROXY RESULTS

A Special Meeting of Shareholders of Premier Portfolio, an investment portfolio of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(2)(a) Approve modification of fundamental restriction on issuer diversification.

(2)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(2)(c) Approve modification of fundamental restriction on underwriting securities.

(2)(d) Approve modification of fundamental restriction on industry concentration.

(2)(e) Approve modification of fundamental restriction on real estate investments.

(2)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(2)(g) Approve modification of fundamental restriction on making loans.

(2)(h) Approve modification of fundamental restriction on investment in investment companies.

(3)  Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:


                                                                                   VOTES       WITHHELD/       BROKER
         MATTER                                                   VOTES FOR       AGAINST     ABSTENTIONS    NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)      Approve a new sub-advisory agreement between Invesco
         Aim Advisors, Inc. and each of AIM Funds Management,
         Inc.; Invesco Asset Management Deutschland, GmbH;
         Invesco Asset Management Limited; Invesco Asset
         Management (Japan) Limited; Invesco Australia
         Limited; Invesco Global Asset Management (N.A.),
         Inc.; Invesco Hong Kong Limited; Invesco
         Institutional (N.A.), Inc.; and Invesco Senior
         Secured Management, Inc. ...........................   2,793,742,045     6,506,390   321,629,733   103,015,658
(2)(a)   Approve modification of fundamental restriction on
         issuer diversification..............................   2,791,442,831     9,725,129   320,710,206   103,015,660
(2)(b)   Approve modification of fundamental restrictions on
         issuing senior securities and borrowing money.......   2,791,980,687     9,187,274   320,710,206   103,015,659
(2)(c)   Approve modification of fundamental restriction on
         underwriting securities.............................   2,792,290,597     8,877,364   320,710,206   103,015,659
(2)(d)   Approve modification of fundamental restriction on
         industry concentration..............................   2,792,242,281     9,136,241   320,499,646   103,015,658
(2)(e)   Approve modification of fundamental restriction on
         real estate investments.............................   2,792,501,157     8,877,364   320,499,646   103,015,659
(2)(f)   Approve modification of fundamental restriction on
         purchasing or selling commodities...................   2,610,268,302   191,110,219   320,499,646   103,015,659
(2)(g)   Approve modification of fundamental restriction on
         making loans........................................   2,792,501,157     8,877,364   320,499,646   103,015,659
(2)(h)   Approve modification of fundamental restriction on
         investment in investment companies..................   2,610,032,947   191,345,574   320,499,646   103,015,659
(3)      Approve making the investment objective of the fund
         non-fundamental.....................................   2,171,538,342   629,627,005   320,712,820   103,015,659



Other proposals, including election of trustees, were adjourned until March 28, 2008. Results from the adjourned meeting will be reflected in the next report to shareholders.


28          AIM TREASURER'S SERIES TRUST

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:                         HOW DO I SIGN UP?

- save your Fund the cost of printing and          It's easy. Just follow these simple steps:
  postage.
                                                   1. Log in to your account.
- reduce the amount of paper you receive.
                                                   2. Click on the "Service Center" tab.
- gain access to your documents faster by not
  waiting for the mail.                            3. Select "Register for eDelivery" and complete
                                                      the consent process.
- view your documents online anytime at your
  convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim
Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends.
For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and
Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at
invescoaim.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC Public
Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or
800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The
SEC file numbers for the Fund are 811-05460 and 033-19862.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our
Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC
Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the
12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the
"About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site,
sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco
Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and
services represented by Invesco Aim; they each provide
investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional
(N.A.), Inc., Invesco Senior Secured Management, Inc.,                  [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds                  - SERVICE MARK -
Management Inc. (DBA AIM Trimark Investments), Invesco Asset
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor
for some of the products and services represented by Invesco
Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

                                     invescoaim.com   I-TST-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]           INSTITUTIONAL CLASS
 - SERVICE MARK -            AIM TREASURER'S SERIES TRUST (ATST)
                             Premier Portfolio
                             Premier U.S. Government Money Portfolio
                             Premier Tax-Exempt Portfolio

                             Semiannual Report to Shareholders February 29, 2008

                                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go         2    Fund data
to invescoaim.com            2    Fund composition by maturity
                             3    Letter to shareholders
                             4    Schedule of investments
                             15   Financial statements
                             19   Notes to financial statements
                             23   Financial highlights
                             26   Fund expenses
                             27   Approval of sub-advisory agreement
                             28   Results of proxy

                             Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

==================================================================================================
INSTITUTIONAL CLASS DATA AS OF 2/29/08

FUND                                   YIELDS         WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                     RANGE DURING   AT CLOSE OF
                                  7-DAY     MONTHLY    REPORTING     REPORTING
                                SEC YIELD    YIELD      PERIOD        PERIOD

Premier                           3.61%      3.75%    23-43 days      41 days      $4.90 billion
Premier U.S. Government Money     2.94       3.10      6-38 days      30 days     411.58 million
Premier Tax-Exempt                2.83       2.10      9-26 days      26 days      95.78 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses for the Premier Portfolio and the Premier U.S. Government Portfolio, performance would have been lower. Based on the waiver rate in the current Fund prospectus, had the advisor not waived fees and/or reimbursed expenses, the
7-day SEC yield would have been 3.53% and 2.86% for the Premier and Premier U.S. Government Money
Portfolios, respectively. The 7-day SEC unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.
==================================================================================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/29/08

                                                PREMIER            PREMIER

                              PREMIER       U.S. GOVERNMENT      TAX-EXEMPT
                            PORTFOLIO*      MONEY PORTFOLIO       PORTFOLIO

1-7                           37.4%              86.2%              85.9%
8-30                          11.7                1.5                0.0
31-90                         38.4                4.8                6.2
91-180                        12.5                1.5                4.7
181+                           0.0                6.0                3.2


The number of days to maturity of each holding is determined in accordance with the provisions of
Rule 2a-7 under the Investment Company Act of 1940.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

==================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
==================================================================================================

==================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH
CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
==================================================================================================


2   AIM TREASURER'S SERIES TRUST

                            Dear Fellow AIM Fund Shareholders:

                            Communication is always important and even more so in times of market
     [CROCKETT              volatility. On behalf of your Board of Trustees, I intend to keep you
       PHOTO]               informed on events relating to the governance of Invesco Aim's money market funds and institutional cash management portfolios and to
   Bruce Crockett           assure you that the Board supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

                               Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions.
                            Larry Soll has assumed Ruth's place as a vice chair of the Investments
                            Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy
Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community.
Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-42.34%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.24%

Amstel Funding Corp.
  3.10%(b)(c)                                       05/06/08    $ 50,000   $   49,715,833
-----------------------------------------------------------------------------------------
  3.18%(b)(c)                                       05/22/08      25,000       24,819,202
-----------------------------------------------------------------------------------------
  3.28%(b)(c)                                       03/20/08      25,000       24,956,722
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       04/17/08      60,000       59,737,583
-----------------------------------------------------------------------------------------
  3.66%(b)(c)                                       04/21/08      50,000       49,740,750
-----------------------------------------------------------------------------------------
  5.10%(b)(c)                                       03/28/08      41,106       40,948,770
-----------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                                       05/08/08      40,000       39,765,778
-----------------------------------------------------------------------------------------
  3.15%(b)(c)                                       05/30/08      25,000       24,803,125
-----------------------------------------------------------------------------------------
  3.17%(b)(c)                                       05/30/08      50,000       49,603,750
-----------------------------------------------------------------------------------------
  3.20%(b)(c)                                       04/24/08      50,000       49,760,000
=========================================================================================
                                                                              413,851,513
=========================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.80%

Old Line Funding, LLC 3.60%(b)                      03/07/08      40,000       39,976,000
=========================================================================================



ASSET-BACKED SECURITIES-FULLY BACKED-2.50%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.21%(b)                                          05/22/08      35,000       34,744,091
-----------------------------------------------------------------------------------------
  3.25%(b)                                          05/27/08      20,000       19,842,917
-----------------------------------------------------------------------------------------
  5.65%(b)                                          03/05/08      35,000       34,978,028
-----------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole S.A.)
  3.50%(b)(c)                                       03/17/08      36,300       36,243,533
=========================================================================================
                                                                              125,808,569
=========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-4.86%

Concord Minutemen Capital Co., LLC
  -Series A (Multi CEP's-Liberty Hampshire Co.,
     LLC; agent)
     3.30%(b)                                       03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
     3.40%(b)                                       05/12/08      25,000       24,830,000
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co.,LLC; agent) 3.23%(b)  05/09/08      50,000       49,690,458
-----------------------------------------------------------------------------------------
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi
  Ltd.) 3.27%(b)(c)                                 04/23/08      50,000       49,759,660
-----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A, (Multi CEP's-
  Liberty Hampshire Co.,LLC; agent) 6.00%(b)        03/10/08      50,000       49,925,000
-----------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co.,LLC; agent) 3.45%(b)        04/25/08      50,000       49,736,459
=========================================================================================
                                                                              243,921,410
=========================================================================================



ASSET-BACKED SECURITIES-MULTI-PURPOSE-11.14%

Atlantic Asset Securitization LLC
  3.15%(b)                                          04/23/08      75,923       75,570,907
-----------------------------------------------------------------------------------------
  3.28%(b)                                          03/17/08      50,000       49,927,111
-----------------------------------------------------------------------------------------
Barton Capital LLC 4.15%(b)                         03/05/08      54,977       54,951,650
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.25%(b)                                          04/25/08      25,000       24,875,868
-----------------------------------------------------------------------------------------
  3.29%(b)                                          04/25/08      50,000       49,748,681
-----------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.12%(b)                                          04/17/08      50,000       49,796,333
-----------------------------------------------------------------------------------------
  3.13%(b)                                          04/10/08      40,000       39,860,756
-----------------------------------------------------------------------------------------
  3.15%(b)                                          05/02/08      25,000       24,864,375
-----------------------------------------------------------------------------------------
  3.30%(b)                                          04/25/08      40,000       39,798,333
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.38%(b)                                          03/03/08      25,000       24,995,306
-----------------------------------------------------------------------------------------
  5.62%(b)                                          03/12/08      25,000       24,957,069
-----------------------------------------------------------------------------------------
Tulip Funding Corp. 3.10%(b)                        03/31/08      50,000       49,870,833
-----------------------------------------------------------------------------------------
Yorktown Capital LLC 4.60%(b)                       03/19/08      50,000       49,885,000
=========================================================================================
                                                                              559,102,222
=========================================================================================



ASSET-BACKED SECURITIES-SECURITIES-4.79%

Grampian Funding Ltd./LLC
  3.12%(b)(c)                                       05/12/08      45,000       44,719,200
-----------------------------------------------------------------------------------------
  3.17%(b)(c)                                       05/07/08      75,000       74,557,521
-----------------------------------------------------------------------------------------
  4.75%(b)(c)                                       03/05/08      50,000       49,973,611
-----------------------------------------------------------------------------------------
  4.78%(b)(c)                                       04/28/08      50,000       49,615,347
-----------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 3.09%(b)(c)                05/23/08      21,828       21,672,494
=========================================================================================
                                                                              240,538,173
=========================================================================================



ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.38%

CAFCO, LLC
  3.60%(b)                                          03/18/08      50,000       49,915,000
-----------------------------------------------------------------------------------------
  5.50%(b)                                          03/07/08      30,000       29,972,500
-----------------------------------------------------------------------------------------

4          AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC 5.27%(b)                                03/10/08    $ 50,000   $   49,934,125
-----------------------------------------------------------------------------------------
Eureka Securitization, Inc. 3.16%(b)                04/17/08      40,000       39,834,978
=========================================================================================
                                                                              169,656,603
=========================================================================================



DIVERSIFIED BANKS-2.47%

Dexia Delaware LLC 4.80%(c)                         03/31/08      50,000       49,800,000
-----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  3.25%(c)                                          06/16/08      50,000       49,517,014
-----------------------------------------------------------------------------------------
  3.32%(c)                                          06/27/08      25,000       24,727,944
=========================================================================================
                                                                              124,044,958
=========================================================================================



DIVERSIFIED CAPITAL MARKETS-0.79%

Morgan Stanley 5.40%                                03/10/08      40,000       39,946,000
=========================================================================================



REGIONAL BANKS-3.37%

Danske Corp.
  3.12%(b)(c)                                       04/30/08      35,000       34,818,292
-----------------------------------------------------------------------------------------
  3.98%(b)(c)                                       04/14/08      50,000       49,756,778
-----------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 4.37%(b)(c)             04/08/08      35,000       34,838,737
-----------------------------------------------------------------------------------------
Swedbank 4.01%(c)                                   05/13/08      50,000       49,593,937
=========================================================================================
                                                                              169,007,744
=========================================================================================
     Total Commercial Paper (Cost $2,125,853,192)                           2,125,853,192
=========================================================================================



CERTIFICATES OF DEPOSIT-19.22%

Banco Bilbao Vizcaya Argentaria
  3.05%                                             06/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.51%                                             04/08/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Bank of Scotland PLC 4.45%                          04/09/08      50,000       50,010,664
-----------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                             05/27/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
Barclays Bank PLC
  3.05%                                             08/27/08      40,000       40,000,000
-----------------------------------------------------------------------------------------
  3.15%                                             04/24/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
  5.00%                                             03/14/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  5.35%                                             06/04/08      40,000       40,000,250
-----------------------------------------------------------------------------------------
CALYON S.A.
  4.04%                                             04/15/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.29%                                             07/08/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.38%                                             04/10/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  4.74%                                             03/31/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Credit Suisse 4.31%                                 07/08/08      50,000       50,000,877
-----------------------------------------------------------------------------------------
Deutsche Bank A.G. 3.25%(d)                         08/04/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  2.90%                                             08/04/08      25,000       25,001,050
-----------------------------------------------------------------------------------------
  4.90%                                             05/30/08      40,000       40,000,000
-----------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                          07/21/08      50,000       50,001,947
-----------------------------------------------------------------------------------------
Societe Generale 4.40%                              03/10/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
UBS A.G.
  3.03%                                             08/21/08      30,000       30,000,710
-----------------------------------------------------------------------------------------
  5.33%                                             06/10/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  5.38%                                             06/02/08      40,000       40,000,000
-----------------------------------------------------------------------------------------
  5.52%                                             03/06/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A 3.21%                     07/29/08      25,000       25,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $965,015,498)                                                          965,015,498
=========================================================================================



MASTER NOTE AGREEMENTS-7.53%

Goldman Sachs Credit Partners L.P.
  3.38%(b)(e)(f)(g)                                       --      75,000       75,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(e)(f)(g)                                       --     140,000      140,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(e)(f)(g)                                       --      85,000       85,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(e)(f)(g)                                       --      78,000       78,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $378,000,000)                                                          378,000,000
=========================================================================================



MEDIUM-TERM NOTES-5.28%

Abbey National Treasury Services PLC Floating Rate
  MTN 4.68%(c)(d)                                   10/02/08      50,000       50,065,205
-----------------------------------------------------------------------------------------
Allstate Life Global Funding Trust Floating Rate
  MTN 3.17%(d)                                      09/11/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                                    08/26/08      20,000       20,000,000
-----------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating Rate
  MTN 3.22%(b)(d)                                   09/12/08      10,000       10,000,000
-----------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating Rate MTN
  4.73%(b)(c)(d)                                    10/01/08      35,000       35,032,849
-----------------------------------------------------------------------------------------
Proctor & Gamble International Funding S.C.A
  Floating Rate MTN 3.14%(d)                        02/19/09      25,000       25,000,000
-----------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(b)(c)(d)                                    09/05/08      25,000       25,000,000
-----------------------------------------------------------------------------------------
  4.64%(b)(c)(d)                                    02/06/09      50,000       49,981,686
=========================================================================================
     Total Medium-Term Notes (Cost $265,079,740)                              265,079,740
=========================================================================================



FUNDING AGREEMENTS-3.39%

MetLife Insurance Co. of Connecticut (Acquired
  10/12/07; Cost $35,000,000) 4.52%(b)(d)(h)        10/10/08      35,000       35,000,000
-----------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (Acquired
  07/17/06; Cost $45,000,000) 4.21%(b)(d)(h)        11/18/08      45,000       45,000,000
-----------------------------------------------------------------------------------------

5          AIM TREASURER'S SERIES TRUST

                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

New York Life Insurance Co. (Acquired 04/04/07;
  Cost $90,000,000) 4.89%(b)(d)(h)                  04/04/08    $ 90,000   $   90,000,000
=========================================================================================
     Total Funding Agreements (Cost $170,000,000)                             170,000,000
=========================================================================================




VARIABLE RATE DEMAND NOTES-2.72%(I)

LETTER OF CREDIT ENHANCED-2.72%(J)

Albuquerque (City of), New Mexico (KTech Corp.
  Project); Series 2002, Taxable RB, (LOC-Wells
  Fargo Bank, N.A.) 3.12%(e)                        11/01/22       1,550        1,550,000
-----------------------------------------------------------------------------------------
Capital Markets Access Co. (Cullman Outpatient
  Center Project); Series 2006 F, (LOC-Wachovia
  Bank, N.A.) 3.39%                                 08/01/31       2,830        2,830,000
-----------------------------------------------------------------------------------------
Capital Markets Access Co. (Surgery Center of
  Cullman Project); Series 2006 G, (LOC-Wachovia
  Bank, N.A.) 3.39%                                 08/01/13       1,780        1,780,000
-----------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003-A, (LOC-General
  Electric Capital Corp.) 3.34%(e)                  10/01/13       3,250        3,250,000
-----------------------------------------------------------------------------------------
Forward Corp. Series 2005, Adjustable Rate Taxable
  Securities (LOC-Fifth Third Bank) 3.60%(e)        12/01/30       3,615        3,615,000
-----------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County of), Georgia
  Development Authority (Fieldale Farms Corp.
  Project); Series 2006, Taxable IDR (LOC-Wachovia
  Bank, N.A.) 3.39%(e)                              03/01/21      10,000       10,000,000
-----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain Real
  Estate Co. LLC and Germain Motor Co.; Series
  2001, Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(e)                              03/01/31      12,975       12,975,000
-----------------------------------------------------------------------------------------
GMS Associates III; Series 1995, Floating Rate
  Bonds (LOC-Bank of America, N.A.) 3.25%(e)        11/01/25       9,400        9,400,000
-----------------------------------------------------------------------------------------
Habasit Holding America Inc.; Series 2006,
  (LOC-Bank of America, N.A.) 3.50%(e)              03/01/16       2,655        2,655,000
-----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Incremental
  Taxable Bonds (LOC-Wachovia Bank, N.A.) 3.34%(e)  02/01/18      62,900       62,900,000
-----------------------------------------------------------------------------------------
Montgomery (City of), Alabama (Riverfront Stadium
  Project); Series 2003 B, Taxable RB Wts.,
  (LOC-Wachovia Bank, N.A.) 3.12%(e)                11/01/23       5,500        5,500,000
-----------------------------------------------------------------------------------------
Port Blakely Communities, Inc. Washington; Series
  2001 C, Taxable RB (LOC-Bank of America, N.A.)
  3.30%(e)                                          02/15/21       6,000        6,000,000
-----------------------------------------------------------------------------------------
Saint Jean Industries, Inc.; Series 2006,
  (LOC-General Electric Capital Corp.) 3.16%(b)(e)  10/01/21      14,255       14,255,000
=========================================================================================
     Total Variable Rate Demand Notes (Cost
       $136,710,000)                                                          136,710,000
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-80.48% (Cost $4,040,658,430)                                  4,040,658,430
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-21.01%(K)

BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government and Corporate
  obligations valued at $821,496,418; 0%-20.79%,
  01/08/09-08/25/37) 3.24%, 03/03/08(c)              169,658,833       169,612,967
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0.00%-0.00%,
  03/25/35-10/25/46) 3.24%, 03/03/08                 245,066,252       245,000,000
----------------------------------------------------------------------------------
Fortis Bank N.V/S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0.00%-6.00%, 02/25/34-06/03/52)
  3.22%, 03/03/08(c)                                 245,065,844       245,000,000
----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement dated
  02/29/08, (collateralized by Corporate
  obligations valued at $315,000,000; 0%-3.49%,
  09/15/32-02/15/51) 3.20%(l)                                 --       150,000,000
----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                 245,065,946       245,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,054,612,967)                                               1,054,612,967
==================================================================================
TOTAL INVESTMENTS-101.49% (Cost
  $5,095,271,397)(m)(n)                                              5,095,271,397
==================================================================================
OTHER ASSETS LESS LIABILITIES-(1.49)%                                  (74,844,183)
==================================================================================
NET ASSETS-100.00%                                                   5,020,427,214
__________________________________________________________________________________
==================================================================================





6          AIM TREASURER'S SERIES TRUST

Investment Abbreviations:

CEP   - Credit Enhancement Provider
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
MTN   - Medium-Term Notes
RB    - Revenue Bonds
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security, purchased in transactions exempt from registration under the Securities Act of 1933, as amended The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $2,614,537,832, which represented 52.08% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 8.68%; France: 6.97%; United Kingdom: 5.36%; other countries less than 5%: 12.43%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $170,000,000, which represented 3.39% of the Fund's Net Assets.
(i) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008. Principal and/or interest payments are secured by the bond insurance company listed.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)   Principal amount equals value at period end. See Note 1J.
(l) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(m)   Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                       PERCENTAGE
-----------------------------------------------------------------------------------------
CALYON S.A.                                                                       5.01%
_________________________________________________________________________________________
=========================================================================================





7          AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                     MATURITY    (000)        VALUE
--------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-19.69%

FEDERAL FARM CREDIT BANK (FFCB)-0.91%

Floating Rate Bonds
  3.00%(a)                                           05/02/08   $ 2,000    $ 1,999,933
--------------------------------------------------------------------------------------
  3.04%(a)                                           03/17/09     2,000      2,000,000
======================================================================================
                                                                             3,999,933
======================================================================================



FEDERAL HOME LOAN BANK (FHLB)-12.57%

Unsec. Bonds
  4.57%                                              11/28/08     1,000      1,000,000
--------------------------------------------------------------------------------------
  2.90%                                              02/27/09    10,000     10,000,000
--------------------------------------------------------------------------------------
  2.85%                                              03/04/09     5,000      5,000,000
--------------------------------------------------------------------------------------
  3.00%                                              03/04/09     5,000      5,000,000
--------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  4.25%                                              03/03/08     1,690      1,689,601
--------------------------------------------------------------------------------------
  2.70%                                              05/14/08     2,000      1,988,900
--------------------------------------------------------------------------------------
  4.16%                                              05/14/08     3,000      2,974,316
--------------------------------------------------------------------------------------
  2.71%                                              05/23/08     5,000      4,968,760
--------------------------------------------------------------------------------------
  2.57%                                              07/30/08     5,000      4,946,101
--------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                              12/12/08     5,000      5,000,000
--------------------------------------------------------------------------------------
  3.02%                                              02/17/09     5,000      5,000,000
--------------------------------------------------------------------------------------
  3.24%                                              02/19/09     5,000      5,000,000
--------------------------------------------------------------------------------------
  2.88%                                              05/27/09     3,000      3,001,283
======================================================================================
                                                                            55,568,961
======================================================================================



FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.61%

Series M006, Class A, Taxable Multi-Family VRD
  Ctfs.
  3.12%(c)                                           10/15/45     8,882      8,881,906
--------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.24%                                              03/10/08     1,717      1,715,182
--------------------------------------------------------------------------------------
  4.18%                                              04/25/08     5,000      4,968,069
--------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Notes
  4.67%(a)                                           09/30/08     3,000      2,998,948
--------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                              01/09/09     3,249      3,249,000
--------------------------------------------------------------------------------------
  2.80%                                              02/12/09     3,000      3,000,000
======================================================================================
                                                                            24,813,105
======================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.60%

Sr. Unsec. Disc. Notes(b)
  4.99%                                              04/25/08       500        496,192
--------------------------------------------------------------------------------------
  5.00%                                              05/12/08       500        495,000
--------------------------------------------------------------------------------------
  4.01%                                              06/04/08     1,192      1,179,386
--------------------------------------------------------------------------------------
  5.01%                                              06/06/08       500        493,251
======================================================================================
                                                                             2,663,829
======================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $87,045,828)                                        87,045,828
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-19.69% (Cost $87,045,828)                                     87,045,828
______________________________________________________________________________________
======================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-82.66%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government obligations
  valued at $255,003,204; 0%-6.63%, 04/04/08-
  05/12/20) 3.08%, 03/03/08                            20,005,133      20,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  obligations valued at $255,000,681; 0%-5.25%,
  05/27/08-01/16/09) 3.06%, 03/03/08                  230,058,650      20,000,000
---------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government obligations
  valued at $309,563,501; 3.75%-5.13%, 05/07/10-
  05/27/15) 3.11%, 03/03/08                            20,005,183      20,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  obligations valued at $255,000,277; 3.75%-5.25%,
  09/02/08-12/15/16) 3.10%, 03/03/08                   20,005,167      20,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  obligations valued at $255,000,662; 4.57-6.63%,
  04/18/08-11/15/30) 3.10%, 03/03/08                   20,005,167      20,000,000
---------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by U.S.
  Government obligations valued at $255,001,692;
  0%, 08/27/08) 3.11%, 03/03/08                        75,019,438      75,000,000
---------------------------------------------------------------------------------

8          AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  obligations valued at $306,000,622; 2.75%-6.25%,
  03/15/08-06/01/37) 3.10%, 03/03/08                 $ 30,285,323    $ 30,277,501
---------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government obligations
  valued at $280,500,187; 0%-5.25, 05/05/08-
  06/05/17) 3.09%, 03/03/08                            20,005,150      20,000,000
---------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government obligations
  valued at $255,001,027; 3.50%-5.80%, 02/12/10-
  01/14/15) 3.11%, 03/03/08                           100,025,917     100,000,000
---------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  and Corporate obligations valued at
  $153,002,461; 0%-4.80%, 05/02/08-10/15/23)
  3.11%, 03/03/08                                      20,005,183      20,000,000
---------------------------------------------------------------------------------
Wachovia Bank N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government obligations
  valued at $510,000,238; 0%-7.25%, 07/15/09-
  03/14/36) 3.09%, 03/03/08                            20,005,150      20,000,000
=================================================================================
     Total Repurchase Agreements (Cost
       $365,277,501)                                                  365,277,501
=================================================================================
TOTAL INVESTMENTS-102.35% (Cost $452,323,329)(e)                      452,323,329
=================================================================================
OTHER ASSETS LESS LIABILITIES-(2.35)%                                 (10,401,187)
=================================================================================
NET ASSETS-100.00%                                                   $441,922,142
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)   Principal amount equals value at period end. See Note 1J.
(e)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


9          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.09%(a)

ALABAMA-1.35%

Alabama (State of) Agricultural and Mechanical
  University Board of Trustees; Series 1998, RB
  5.25%, 05/01/08(b)(c)                              AAA      Aaa    $  185   $    189,522
------------------------------------------------------------------------------------------
Gulf Shores (City of) Medical Clinic Board
  (Colonial Pinnacle MOB, LLC Project); Series
  2007, VRD RB (LOC-Regions Bank) 3.26%,
  07/01/34(d)(e)                                      --      P-1     1,400      1,400,000
==========================================================================================
                                                                                 1,589,522
==========================================================================================


ALASKA-2.16%

Alaska (State of) Industrial Development Authority
  (Providence Medical Office Building Project);
  Series 1985, VRD IDR (LOC-KBC Bank N.V.) 2.30%,
  06/01/10(d)(e)(f)                                   --   VMIG-1     2,540      2,540,000
==========================================================================================


COLORADO-1.17%

Colorado (State of) Housing and Finance Authority
  (Genesis Innovations, LLC and Saddlenotch, LLC
  Project); Series 2001, Economic Development VRD
  RB (LOC-JPMorgan Chase Bank, N.A.) 4.45%,
  09/01/21(d)(e)(g)                                 A-1+       --       265        265,000
------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series 2004,
  Refunding & Improvement Unlimited Tax VRD GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/29(d)(e)                                    A-1+       --       800        800,000
------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc. Projects);
  Series 1993, Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.90%, 06/01/08(d)(f)(h)                A-1       --       310        310,000
==========================================================================================
                                                                                 1,375,000
==========================================================================================


FLORIDA-1.57%

Jupiter Island (Town of) (South Martin Regional
  Utility); Series 1998, Utility System RB 5.00%,
  10/01/08(b)(c)                                     AAA      Aaa       750        768,661
------------------------------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Windsor Pines Project); Series 2000 E, Multi-
  Family Housing VRD RB (LOC-Bank of America,
  N.A.) 3.10%, 03/01/35(d)(e)(g)                      --   VMIG-1       925        925,000
------------------------------------------------------------------------------------------
Orlando (City of) Utilities Commission; Series
  1978, Water & Electric RB 6.38%, 04/01/08(b)       NRR      Aaa       150        150,356
==========================================================================================
                                                                                 1,844,017
==========================================================================================


GEORGIA-0.68%

Tallapoosa (City of) Development Authority (United
  States Can Co. Project); Series 1994, Refunding
  VRD IDR (LOC-Deutsche Bank A.G.) 3.45%,
  02/01/15(d)(e)(f)                                  A-1       --       800        800,000
==========================================================================================


ILLINOIS-9.58%

Chicago (City of) (Churchview Supportive Living
  Facility); Series 2003, Multi-Family Housing VRD
  RB (LOC-Harris N.A.) 3.15%, 03/01/33(d)(e)(g)(i)    --   VMIG-1     3,000      3,000,000
------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Aurora Central Catholic High School); Series
  1994, VRD RB (LOC-Allied Irish Banks PLC) 3.26%,
  04/01/24(d)(e)(f)                                  A-1       --     1,000      1,000,000
------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Providence-St. Mel School Project); Series
  2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 06/01/37(d)(e)                               --   VMIG-1     1,500      1,500,000
------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (The University of Chicago); Series
  2001 B-1, VRD RB 3.45%, 07/01/36(e)                 AA      Aa1       750        750,826
------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development Project
  (Monmouth College Project); Series 2005, VRD IDR
  (LOC-Allied Irish Banks PLC) 3.19%,
  06/01/35(d)(e)(f)                                   --   VMIG-1     5,000      5,000,000
==========================================================================================
                                                                                11,250,826
==========================================================================================


INDIANA-3.27%

Indiana (State of) Health Facility Financing
  Authority (Clark Memorial Hospital Project);
  Series 2001, Health Care Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.45%,
  12/01/21(d)(e)(k)                                   --       --     1,500      1,500,000
------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational Facility
  Financing Authority (Sisters of St. Francis
  Health Services, Inc. Obligated Group); Series
  2006 A, Refunding Health System VRD RB (INS-MBIA
  Insurance Corp.) 3.30%, 11/01/37(e)(j)              --   VMIG-1       475        475,000
------------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Stone Belt Arc, Inc. Project); Series
  2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.45%, 02/01/25(d)(e)                               --   VMIG-1       500        500,000
------------------------------------------------------------------------------------------

10          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Housing Finance Authority
  (Pedcor Investments-Cumberland Crossing
  Apartments Development); Series 1997 M-B, Multi-
  Family Housing VRD RB (LOC-Federal Home Loan
  Bank of Indianapolis) 3.15%,
  01/01/29(d)(e)(g)(k)                                --       --    $  734   $    734,000
------------------------------------------------------------------------------------------
Portage (City of) (Pedcor Investments-Port
  Crossing III Apartments Project); Series 1995 B,
  Economic Development VRD RB (LOC-Federal Home
  Loan Bank of Indianapolis) 3.23%,
  08/01/30(d)(e)(g)                                   --   VMIG-1       627        627,000
==========================================================================================
                                                                                 3,836,000
==========================================================================================


IOWA-2.56%

Orange City (City of) (Vogel Enterprises, Ltd.
  Project); Series 2002, VRD IDR (LOC-U.S. Bank,
  N.A.) 3.34%, 04/01/17(d)(e)(g)                    A-1+       --     3,000      3,000,000
==========================================================================================


KENTUCKY-6.74%

Ewing (City of) Kentucky Area Development
  Districts Financing Trust; Series 2000, Lease
  Acquisition Program VRD RB (LOC-Wachovia Bank,
  N.A.) 3.45%, 06/01/33(d)(e)(l)                    A-1+       --     7,907      7,907,000
==========================================================================================


MARYLAND-1.71%

Baltimore (County of) Economic Development (Blue
  Circle Inc. Project); Series 1992, VRD RB
  (LOC-BNP Paribas) 3.23%, 12/01/17(d)(e)(f)(l)       --   VMIG-1       541        541,000
------------------------------------------------------------------------------------------
Harford (County of); Series 2001, Consolidated
  Public Improvement Unlimited Tax GO 4.20%,
  01/15/09                                           AA+      Aa1       300        305,690
------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (eMerge, Inc. Facilities); Series 2006 A, VRD RB
  (LOC-PNC Bank) 3.16%, 04/01/22(d)(e)              A-1+       --       520        520,000
------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc. Project);
  Series 1994, Refunding Economic Development VRD
  RB (LOC-Deutsche Bank A.G.) 3.90%,
  12/01/09(d)(e)(f)                                  A-1       --       640        640,000
==========================================================================================
                                                                                 2,006,690
==========================================================================================


MICHIGAN-4.03%

Bedford Public Schools (County of Monroe); Series
  1998, School Building and Site Unlimited Tax GO
  4.40%, 05/01/08(b)(c)                              NRR      Aaa       250        251,107
------------------------------------------------------------------------------------------
Holton (City of) Public Schools; Series 1998,
  School Building & Site Unlimited Tax GO 4.60%,
  05/01/08(b)(c)                                     NRR      NRR       375        376,787
------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Berrien Woods III Apartments); Series 2000 B,
  Multi-Family Housing VRD RB (LOC-Federal Home
  Loan Bank of Indianapolis) 3.18%,
  07/01/32(d)(e)(g)                                 A-1+       --       250        250,000
------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Series 2001,
  Limited Obligation VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.45%, 08/01/21(d)(e)(l)                --   VMIG-1     2,916      2,916,000
------------------------------------------------------------------------------------------
Standish-Sterling Community Schools; Series 1998,
  School Building & Site Unlimited Tax GO 4.50%,
  05/01/08(b)(c)                                     NRR      NRR       430        431,978
------------------------------------------------------------------------------------------
University of Michigan Board of Regents; Series
  2003, Refunding RB 5.00%, 04/01/08                 AAA      Aaa       500        501,187
==========================================================================================
                                                                                 4,727,059
==========================================================================================


MINNESOTA-2.30%

Winona (City of) Port Authority (Bay State Milling
  Co. Project); Series 2001A, VRD IDR (LOC-Harris
  Bank N.A.) 3.15%, 06/01/11(d)(e)(g)                 --   VMIG-1     2,700      2,700,000
==========================================================================================


MISSOURI-0.56%

Missouri (State of) Health & Educational
  Facilities Authority (Missouri Pooled Hospital
  Loan Program-Freeman Health System Project);
  Series 1999 C, Health Facilities VRD RB (LOC-KBC
  Bank N.V.) 3.25%, 08/01/29(d)(e)(f)               A-1+       --       660        660,000
==========================================================================================


NEW HAMPSHIRE-5.74%

New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Littleton Hospital
  Association Issue);
  Series 1998 A, Hospital RB 6.00%, 05/01/08(b)(c)   NRR      NRR       625        640,281
------------------------------------------------------------------------------------------
  Series 1998 B, Hospital RB 5.90%, 05/01/08(b)(c)   NRR      NRR       780        798,954
------------------------------------------------------------------------------------------

11          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Housing Finance Authority
  (EQR-Bond Partnership-Manchester Project);
  Series 1996, Multi-Family Housing VRD RB (CEP-
  Federal National Mortgage Association) 3.10%,
  09/15/26(e)                                         --   VMIG-1    $5,300   $  5,300,000
==========================================================================================
                                                                                 6,739,235
==========================================================================================


NEW YORK-0.33%

New York (City of) Industrial Development Agency
  (Abigal Press Inc. Project); Series 2002, VRD
  IDR (LOC-JPMorgan Chase Bank, N.A.) 3.90%,
  12/01/18(d)(e)(g)                                 A-1+       --       390        389,800
==========================================================================================


NORTH CAROLINA-0.38%

University of North Carolina Board of Governors
  (University of North Carolina at Chapel Hill and
  North Carolina State University at Raleigh);
  Series 2006 B, Commercial Paper Bonds 2.70%,
  03/06/08                                          A-1+      P-1       450        450,000
==========================================================================================


OHIO-3.22%

Butler (County of) Port Authority Economic
  Development Facilities (The Great Miami Valley
  YMCA Project); Series 2007, Refunding &
  Improvement VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) 3.45%, 09/01/37(d)(e)(k)                      --       --     1,505      1,505,000
------------------------------------------------------------------------------------------
Coshocton (County of) (Memorial Hospital Project);
  Series 1999, Hospital Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 4.00%,
  03/01/19(d)(e)                                    A-1+       --       770        770,000
------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities (Ohio
  Presbyterian Retirement Services); Series 2006
  B, Refunding & Improvement VRD RB (LOC-National
  City Bank) 3.08%, 07/01/29(d)(e)                   A-1       --     1,500      1,500,000
==========================================================================================
                                                                                 3,775,000
==========================================================================================


OKLAHOMA-1.88%

Oklahoma (State of) Water Resources Board; Series
  1995, State Loan Program VRD RB 3.65%,
  09/01/24(e)                                       A-1+       --       500        500,000
------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A, Capital Improvements VRD RB
     3.45%, 05/15/17(e)                             A-1+       --       700        700,000
------------------------------------------------------------------------------------------
  Series 2003 B, Capital Improvements RB 5.00%,
     05/15/08                                        AA-       --     1,000      1,004,046
==========================================================================================
                                                                                 2,204,046
==========================================================================================


PENNSYLVANIA-0.13%

Philadelphia (City of); Gas Works (1998 General
  Ordinance) Series 1998 B, RB 5.00%,
  07/01/08(b)(c)                                     AAA      Aaa       150        151,236
==========================================================================================


SOUTH CAROLINA-7.67%

Piedmont Municipal Power Agency (South Carolina);
  Series 1997 C, Electric VRD RB (INS-MBIA
  Insurance Corp.) 8.00%, 01/01/19(e)(j)            A-1+   VMIG-1     9,000      9,000,000
==========================================================================================


TEXAS-19.44%

Bell (County of) Health Facilities Development
  Corp. (Buckner Retirement Services, Inc.
  Obligated Group Project); Series 1998, RB 5.25%,
  11/15/08(b)(c)                                     AAA      NRR       700        720,747
------------------------------------------------------------------------------------------
Commerce (City of) Independent School District
  (Hunt and Delta Counties, Texas); Series 1998,
  Refunding School Building Unlimited Tax GO
  5.00%, 08/15/08(b)(c)                              NRR      Aaa       950        964,029
------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.,
  Central Houston Parking LLC. (University Parking
  System Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas) 3.25%, 05/01/35(d)(e)(f)          --   VMIG-1     5,000      5,000,000
------------------------------------------------------------------------------------------
Denton (County of) Independent School District;
  Series 1993, Refunding Unlimited Tax GO (CEP-
  Texas Permanent School Fund) 5.00%, 02/15/09       AAA      Aaa       500        513,205
------------------------------------------------------------------------------------------
Eanes Independent School District (Travis County,
  Texas); Series 2002, School Building Unlimited
  Tax GO (CEP-Texas Permanent School Fund) 4.00%,
  08/01/08                                           AAA      Aaa       200        200,760
------------------------------------------------------------------------------------------
Harrison (County of) Health Facilities Development
  Corp. (Marshall Regional Medical Center
  Project); Series 2006, Hospital VRD RB
  (LOC-Regions Bank) 3.16%, 04/01/26(d)(e)            --   VMIG-1     7,500      7,500,000
------------------------------------------------------------------------------------------

12          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance Corp.
  (Tierwester Oaks & Richfield Manor Projects);
  Series 2003 A, Housing VRD RB (LOC-Bank of New
  York) 2.35%, 03/01/33(d)(e)                         --   VMIG-1    $4,900   $  4,900,000
------------------------------------------------------------------------------------------
Mesquite (City of) Industrial Development Corp.
  (Championship Rodeo, L.P. Project); Series 1995,
  Refunding VRD IDR (LOC-JP Morgan Chase Bank
  N.A.) 3.90%, 12/01/10(d)(e)                       A-1+       --       745        745,000
------------------------------------------------------------------------------------------
San Antonio (City of) Independent School District
  (Bexar County, Texas); Series 1997, School
  Building Unlimited Tax GO 5.00%, 08/15/08(b)(c)    AAA      Aaa       750        758,100
------------------------------------------------------------------------------------------
San Antonio (City of);
  Series 2002, Unlimited Tax GO 5.00%, 08/01/08      AA+      Aa1       250        253,433
------------------------------------------------------------------------------------------
  Series 1998 A, Electric and Gas Systems RB
     5.13%, 02/01/09                                  AA      Aa1       100        103,065
------------------------------------------------------------------------------------------
Texas (State of) Transportation Commission (State
  Highway Fund); Series 2006-A, First Tier RB
  5.00%, 04/01/08                                    AAA      Aa1       100        100,102
------------------------------------------------------------------------------------------
Texas (State of); Series 2002 B, Water Financial
  Assistance Unlimited Tax GO 5.00%, 08/01/08         AA      Aa1       300        303,347
------------------------------------------------------------------------------------------
Tyler (City of) Independent School District (Smith
  County, Texas); Series 2005 A, Refunding
  Unlimited Tax GO (CEP-Texas Permanent School
  Fund) 3.50%, 02/15/09                              AAA       --       250        254,141
------------------------------------------------------------------------------------------
University of Texas System Board of Regents;
  Series 1997, Permanent University Fund RB 5.25%,
  07/01/08                                           AAA      Aaa       500        504,957
==========================================================================================
                                                                                22,820,886
==========================================================================================


UTAH-0.56%

University of Utah Board of Regents; Series 1998,
  Hospital RB 5.25%, 08/01/08(b)(c)                  NRR      NRR       400        406,391
------------------------------------------------------------------------------------------
Utah (State of); Series 2003 A, Unlimited Tax GO
  4.00%, 07/01/08                                    AAA      Aaa       250        251,494
==========================================================================================
                                                                                   657,885
==========================================================================================


WASHINGTON-14.64%

Lake Tapps Parkway Properties; Series 1999 A,
  Special Revenue VRD RB (LOC-U.S. Bank, N.A.)
  3.14%, 12/01/19(d)(e)(l)                            --   VMIG-1     1,906      1,906,000
------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Swedish Health Services); Series
  2006, VRD RB (LOC-Citibank N.A.) 3.08%,
  11/15/26(d)(e)(i)(l)                              A-1+   VMIG-1     7,737      7,737,000
------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (LTC Properties, Inc. Project); Series 1995,
  Multi-Family VRD RB (LOC-U.S. Bank, N.A.) 3.34%,
  12/01/15(d)(e)(g)                                 A-1+       --     3,085      3,085,000
------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Sherwood Springs Apartments Project); Series
  1997 A, Multi-Family VRD RB (LOC-U.S. Bank,
  N.A.) 3.34%, 09/01/27(d)(e)(g)                    A-1+       --     4,460      4,460,000
==========================================================================================
                                                                                17,188,000
==========================================================================================


WEST VIRGINIA-0.87%

Harrison (County of) Building Commission
  (Maplewood Retirement Community Project); Series
  1998, Health Care RB 5.25%, 04/01/08(b)(c)         NRR      Aaa     1,000      1,022,271
==========================================================================================


WISCONSIN-3.74%

Chippewa Valley Technical College District; Series
  2007 A, Promissory Notes Unlimited Tax GO 4.00%,
  04/01/08                                            --      Aa2       790        791,233
------------------------------------------------------------------------------------------
Green Bay (City of); Series 2005 A, Refunding
  Unlimited Tax GO 3.13%, 04/01/08                    --      Aa2       370        370,000
------------------------------------------------------------------------------------------
Madison (City of) Community Development Authority
  (Hamilton Point Apartments Project); Series 1997
  A, Refunding Multi-Family Housing VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.15%,
  10/01/22(d)(e)(i)(k)                                --       --       825        825,000
------------------------------------------------------------------------------------------
River Falls (City of) (Quadion Corp. Project);
  Series 1994, VRD IDR (LOC-U.S. Bank, N.A.)
  3.34%, 11/01/14(d)(e)(g)(i)                       A-1+       --       855        855,000
------------------------------------------------------------------------------------------
Rock (County of); Series 2007, Promissory Notes
  Unlimited Tax GO 4.25%, 07/10/08                    AA    MIG-1       300        300,465
------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Froedtert & Community
  Health, Inc. Obligated Group); Series 2005 B,
  VRD RB 8.00%, 04/01/30(e)                         A-1+      Aaa     1,000      1,000,000
------------------------------------------------------------------------------------------
Wisconsin (State of); Series 1993-2, Refunding
  Unlimited Tax GO 5.13%, 11/01/08                   AA-      Aa3       250        255,080
==========================================================================================
                                                                                 4,396,778
==========================================================================================



13          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                   PRINCIPAL
                                                      RATINGS(a)     AMOUNT
                                                     S&P  MOODY'S    (000)        VALUE
------------------------------------------------------------------------------------------
WYOMING-3.81%

Gillette (City of) (Pacificorp Projects); Series
  1988, Refunding Customized Purchase VRD PCR
  (LOC-Barclays Bank PLC) 3.28%,
  01/01/18(d)(e)(f)(l)                              A-1+      P-1    $4,468   $  4,468,000
==========================================================================================
TOTAL INVESTMENTS(m)(n)-100.09% (Cost $117,499,251)                            117,499,251
==========================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09)%                                             (102,786)
==========================================================================================
NET ASSETS-100.00%                                                            $117,396,465
__________________________________________________________________________________________
==========================================================================================



Investment Abbreviations:

CEP  - Credit Enhancement Provider
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurer
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
VRD  - Variable Rate Demand


Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b)   Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Ireland: 5.11%; other countries less than 5%: 12.74%.
(g)   Security subject to the alternative minimum tax.
(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(i) Security not registered under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $12,417,000, which represented 10.58% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Principal and/or interest payments are secured by the bond insurance company listed.
(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(l) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                                        PERCENTAGE
      ------------------------------------------------------------------------------------------
      U.S. Bank, N.A.                                                                    11.3%
      ------------------------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                                           9.3
      ------------------------------------------------------------------------------------------
      MBIA Insurance Corp.                                                                8.1
      ------------------------------------------------------------------------------------------
      Regions Bank                                                                        7.6
      ------------------------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                                 6.7
      ------------------------------------------------------------------------------------------
      Citigroup                                                                           6.6
      ------------------------------------------------------------------------------------------
      Allied Irish Banks PLC                                                              5.1
      __________________________________________________________________________________________
      ==========================================================================================



(n)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


14          AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)



                                                                                PREMIER           PREMIER
                                                             PREMIER        U.S. GOVERNMENT      TAX-EXEMPT
                                                            PORTFOLIO       MONEY PORTFOLIO      PORTFOLIO
------------------------------------------------------   ---------------    ---------------    -------------

ASSETS:

Investments, at value                                     $4,040,658,430      $ 87,045,828      $117,499,251
------------------------------------------------------   ---------------    ---------------    -------------
Repurchase agreements                                      1,054,612,967       365,277,501                --
======================================================   ===============    ===============    =============
     Total investments                                     5,095,271,397       452,323,329       117,499,251
======================================================   ===============    ===============    =============
Cash                                                              18,648                --            24,308
------------------------------------------------------   ---------------    ---------------    -------------
Receivables for:
  Investments sold                                                90,000                --           875,261
------------------------------------------------------   ---------------    ---------------    -------------
  Fund shares sold                                               853,020            38,681           755,042
------------------------------------------------------   ---------------    ---------------    -------------
  Interest                                                    12,704,924           229,429           401,664
------------------------------------------------------   ---------------    ---------------    -------------
Investment for trustee deferred compensation and
  retirement plans                                                    --            13,266                --
------------------------------------------------------   ---------------    ---------------    -------------
Other assets                                                          --               218               575
======================================================   ===============    ===============    =============
     Total assets                                          5,108,937,989       452,604,923       119,556,101
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============


LIABILITIES:

Payables for:
  Investments purchased                                       75,001,049        10,000,000         1,968,003
------------------------------------------------------   ---------------    ---------------    -------------
  Fund shares reacquired                                         179,480            31,733                --
------------------------------------------------------   ---------------    ---------------    -------------
  Amount due custodian                                                --            37,900                --
------------------------------------------------------   ---------------    ---------------    -------------
  Dividends                                                   13,324,933           596,795           191,462
------------------------------------------------------   ---------------    ---------------    -------------
Trustee deferred compensation and retirement plans                    --            15,232                --
------------------------------------------------------   ---------------    ---------------    -------------
Accrued operating expenses                                         5,313             1,121               171
======================================================   ===============    ===============    =============
     Total liabilities                                        88,510,775        10,682,781         2,159,636
======================================================   ===============    ===============    =============
Net assets applicable to shares outstanding               $5,020,427,214      $441,922,142      $117,396,465
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============


NET ASSETS CONSIST OF:

Shares of beneficial interest                             $5,020,346,268      $441,893,691      $117,396,193
------------------------------------------------------   ---------------    ---------------    -------------
Undistributed net investment income                               20,735            28,401               357
------------------------------------------------------   ---------------    ---------------    -------------
Undistributed net realized gain (loss)                            60,211                50               (85)
======================================================   ===============    ===============    =============
                                                          $5,020,427,214      $441,922,142      $117,396,465
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============



NET ASSETS:

Investor Class                                            $  117,958,047      $ 30,333,434      $ 21,615,442
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Institutional Class                                       $4,902,469,167      $411,588,708      $ 95,781,023
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Investor Class                                               117,934,697        30,333,394        21,612,419
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Institutional Class                                        4,902,414,106       411,588,698        95,784,218
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Net asset value, offering and redemption price per
  share for each class                                    $         1.00      $       1.00      $       1.00
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============
Cost of investments                                       $4,040,658,430      $ 87,045,828      $117,499,251
------------------------------------------------------   ---------------    ---------------    -------------
Cost of repurchase agreements                             $1,054,612,967      $365,277,501      $         --
======================================================   ===============    ===============    =============
Total investments, at cost                                $5,095,271,397      $452,323,329      $117,499,251
____________________________________________________________________________________________________________
======================================================   ===============    ===============    =============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                              PREMIER          PREMIER
                                                            PREMIER       U.S. GOVERNMENT     TAX-EXEMPT
                                                           PORTFOLIO      MONEY PORTFOLIO     PORTFOLIO
------------------------------------------------------   -------------    ---------------    -----------

INVESTMENT INCOME:

Interest                                                  $103,267,706       $3,135,590       $2,172,450
======================================================   =============    ===============    ===========


EXPENSES:

Advisory fees                                                5,324,979          188,699          167,002
======================================================   =============    ===============    ===========
     Total expenses                                          5,324,979          188,699          167,002
======================================================   =============    ===============    ===========
Less: Fees waived                                           (1,703,993)         (60,383)              --
======================================================   =============    ===============    ===========
     Net expenses                                            3,620,986          128,316          167,002
======================================================   =============    ===============    ===========
Net investment income                                       99,646,720        3,007,274        2,005,448
------------------------------------------------------   -------------    ---------------    -----------
Net realized gain from investment securities                    61,431               --              215
======================================================   =============    ===============    ===========
Net increase in net assets resulting from operations      $ 99,708,151       $3,007,274       $2,005,663
________________________________________________________________________________________________________
======================================================   =============    ===============    ===========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


16          AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                                              PREMIER U.S. GOVERNMENT
                                                                PREMIER PORTFOLIO                 MONEY PORTFOLIO
                                                        --------------------------------    ---------------------------
                                                         FEBRUARY 29,       AUGUST 31,      FEBRUARY 29,     AUGUST 31,
                                                             2008              2007             2008            2007
-----------------------------------------------------   --------------------------------    ---------------------------

OPERATIONS:

  Net investment income                                 $   99,646,720    $  166,527,003    $  3,007,274    $ 1,692,004
-----------------------------------------------------   --------------------------------    ---------------------------
  Net realized gain (loss)                                      61,431            (1,220)             --             50
=====================================================   ================================    ===========================
     Net increase in net assets resulting from
       operations                                           99,708,151       166,525,783       3,007,274      1,692,054
=====================================================   ================================    ===========================
Distributions to shareholders from net investment
  income:

  Investor Class                                            (2,681,031)       (6,914,251)       (638,945)    (1,462,078)
-----------------------------------------------------   --------------------------------    ---------------------------
  Institutional Class                                      (96,965,689)     (159,612,752)     (2,368,329)      (229,926)
=====================================================   ================================    ===========================
     Decrease in net assets resulting from
       distributions                                       (99,646,720)     (166,527,003)     (3,007,274)    (1,692,004)
=====================================================   ================================    ===========================
Share transactions-net:

  Investor Class                                             2,296,230        16,149,967        (240,213)       834,821
-----------------------------------------------------   --------------------------------    ---------------------------
  Institutional Class                                    1,062,410,346     1,283,641,253     401,293,292     10,270,180
=====================================================   ================================    ===========================
     Net increase in net assets resulting from share
       transactions                                      1,064,706,576     1,299,791,220     401,053,079     11,105,001
=====================================================   ================================    ===========================
     Net increase in net assets                          1,064,768,007     1,299,790,000     401,053,079     11,105,051
=====================================================   ================================    ===========================


NET ASSETS:

  Beginning of period                                    3,955,659,207     2,655,869,207      40,869,063     29,764,012
=====================================================   ================================    ===========================
  End of period*                                        $5,020,427,214    $3,955,659,207    $441,922,142    $40,869,063
=====================================================   ================================    ===========================
  * Includes accumulated undistributed net investment
     income                                             $       20,735    $       20,735    $     28,401    $    28,401
_______________________________________________________________________________________________________________________
=====================================================   ================================    ===========================





17          AIM TREASURER'S SERIES TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                                   PREMIER
                                                                             TAX-EXEMPT PORTFOLIO
                                                                         ---------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                  $  2,005,448    $ 1,732,069
----------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        215             --
====================================================================================================
     Net increase in net assets resulting from operations                   2,005,663      1,732,069
====================================================================================================
Distributions to shareholders from net investment income:

  Investor Class                                                             (290,771)      (663,829)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                      (1,714,764)    (1,068,240)
====================================================================================================
     Decrease in net assets resulting from distributions                   (2,005,535)    (1,732,069)
====================================================================================================
Share transactions-net:

  Investor Class                                                            2,693,568      1,498,387
----------------------------------------------------------------------------------------------------
  Institutional Class                                                      45,337,747     42,739,731
====================================================================================================
     Net increase in net assets resulting from share transactions          48,031,315     44,238,118
====================================================================================================
     Net increase in net assets                                            48,031,443     44,238,118
====================================================================================================


NET ASSETS:

  Beginning of period                                                      69,365,022     25,126,904
====================================================================================================
  End of period*                                                         $117,396,465    $69,365,022
====================================================================================================
  * Includes accumulated undistributed net investment income             $        357    $       444
____________________________________________________________________________________________________
====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


18          AIM TREASURER'S SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). Each Fund currently consists of multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.    RISKS INVOLVED IN INVESTING IN THE PREMIER TAX-EXEMPT
      PORTFOLIO -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

I. RISKS INVOLVED IN INVESTING IN THE PREMIER U.S. GOVERNMENT MONEY PORTFOLIO -- The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may

19          AIM TREASURER'S SERIES TRUST
      choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor or Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio on February 29, 2008 and March 28, 2008, respectively, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees charged by the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the six months ended February 29, 2008, the Advisor waived the following advisory fees:

Premier Portfolio                                         $1,703,993
--------------------------------------------------------------------
Premier U.S. Government Money Portfolio                       60,383
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS, IADI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2008, the Fund engaged in transactions with affiliates as listed below:

                                       SECURITIES       SECURITIES       NET REALIZED
                                        PURCHASES          SALES        GAINS/(LOSSES)
--------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio          $201,272,590     $184,419,322           $--
--------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits

20          AIM TREASURER'S SERIES TRUST
under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                  CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------
                                                                               2012      2015
----------------------------------------------------------------------------------------------
Premier Portfolio                                                              $ --     $1,220
----------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                          --         --
----------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                    300         --
----------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

PREMIER PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                        38,575,516     $     38,575,516         130,305,067     $    130,305,067
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                               15,293,631,704       15,293,631,704      33,955,876,509       33,955,876,509
================================================================================================================================

Issued as reinvestment of dividends:
  Investor Class                                         2,556,317            2,556,317           6,695,771            6,695,771
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   33,854,735           33,854,735          35,208,175           35,208,175
================================================================================================================================

Reacquired:
  Investor Class                                       (38,835,603)         (38,835,603)       (120,850,871)        (120,850,871)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                           (14,265,076,093)     (14,265,076,093)    (32,707,443,431)     (32,707,443,431)
================================================================================================================================
                                                     1,064,706,576     $  1,064,706,576       1,299,791,220     $  1,299,791,220
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 5% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 43% of outstanding shares of the Fund owned by Invesco AIM.


21          AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 29, 2008                  AUGUST 31, 2007
                                                          ------------------------------     ----------------------------
                                                             SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                             7,866,709     $   7,866,709      15,123,887     $ 15,123,887
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      543,984,332       543,984,332      30,052,534       30,052,534
=========================================================================================================================

Issued as reinvestment of dividends:
  Investor Class                                               616,156           616,156       1,420,698        1,420,698
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          437,224           437,224         183,565          183,565
=========================================================================================================================

Reacquired:
  Investor Class                                            (8,723,078)       (8,723,078)    (15,709,764)     (15,709,764)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (143,128,264)     (143,128,264)    (19,965,919)     (19,965,919)
=========================================================================================================================
                                                           401,053,079     $ 401,053,079      11,105,001     $ 11,105,001
_________________________________________________________________________________________________________________________
=========================================================================================================================



PREMIER TAX-EXEMPT PORTFOLIO


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                FEBRUARY 29, 2008                   AUGUST 31, 2007
                                                         ------------------------------     ------------------------------
                                                            SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           13,981,721     $  13,981,721        9,290,065     $   9,290,065
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     344,092,153       344,092,153      218,704,226       218,704,226
==========================================================================================================================

Issued as reinvestment of dividends:
  Investor Class                                              287,298           287,298          658,125           658,125
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       1,438,515         1,438,515          892,731           892,731
==========================================================================================================================

Reacquired:
  Investor Class                                          (11,575,451)      (11,575,451)      (8,449,803)       (8,449,803)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                    (300,192,921)     (300,192,921)    (176,857,226)     (176,857,226)
==========================================================================================================================
                                                           48,031,315     $  48,031,315       44,238,118     $  44,238,118
__________________________________________________________________________________________________________________________
==========================================================================================================================






22          AIM TREASURER'S SERIES TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

PREMIER PORTFOLIO


                                                                         INSTITUTIONAL CLASS
                                               ----------------------------------------------------------------------
                                                                            YEAR ENDED             FEBRUARY 25, 2005
                                               SIX MONTHS ENDED             AUGUST 31,            (COMMENCEMENT DATE)
                                                 FEBRUARY 29,       -------------------------        TO AUGUST 31,
                                                     2008              2007           2006                2005
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     1.00        $     1.00     $     1.00           $   1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.02              0.05           0.04               0.01
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)                    0.00             (0.00)          0.00                 --
=====================================================================================================================
     Total from investment operations                   0.02              0.05           0.04               0.01
=====================================================================================================================
Less dividends from net investment income              (0.02)            (0.05)         (0.04)             (0.01)
=====================================================================================================================
Net asset value, end of period                    $     1.00        $     1.00     $     1.00           $   1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                         2.37%             5.35%          4.54%              1.51%
_____________________________________________________________________________________________________________________
=====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $4,902,469        $3,840,017     $2,556,378           $364,108
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      0.17%(b)          0.17%          0.17%              0.17%(c)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   0.25%(b)          0.25%          0.25%              0.25%(c)
=====================================================================================================================
Ratio of net investment income to average
  net assets                                            4.67%(b)          5.23%          4.74%              2.37%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,169,037,623.
(c)  Annualized.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                       INSTITUTIONAL CLASS
                                                     -------------------------------------------------------
                                                                                            JUNE 28, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   1.00           $  1.00             $ 1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02              0.05               0.01
------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)                           --              0.00                 --
============================================================================================================
     Total from investment operations                        0.02              0.05               0.01
============================================================================================================
Less dividends from net investment income                   (0.02)            (0.05)             (0.01)
============================================================================================================
Net asset value, end of period                           $   1.00           $  1.00             $ 1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                              2.16%             5.25%              0.90%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $411,589           $10,300             $   25
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           0.17%(b)          0.17%              0.17%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        0.25%(b)          0.25%              0.25%(c)
============================================================================================================
Ratio of net investment income to average net
  assets                                                     3.98%(b)          5.13%              4.34%(c)
____________________________________________________________________________________________________________
============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $121,954,618.
(c)  Annualized.


23          AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                         INSTITUTIONAL CLASS
                                                --------------------------------------------------------------------
                                                                            YEAR ENDED            FEBRUARY 25, 2005
                                                SIX MONTHS ENDED            AUGUST 31,           (COMMENCEMENT DATE)
                                                  FEBRUARY 29,       -----------------------        TO AUGUST 31,
                                                      2008             2007            2006              2005
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00         $  1.00          $ 1.00            $ 1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.02            0.03            0.03              0.01
--------------------------------------------------------------------------------------------------------------------
Net gains on securities (realized)                      0.00              --              --                --
====================================================================================================================
  Total from investment operations                      0.02            0.03            0.03              0.01
====================================================================================================================
Less dividends from net investment income              (0.02)          (0.03)          (0.03)            (0.01)
====================================================================================================================
Net asset value, end of period                       $  1.00         $  1.00          $ 1.00            $ 1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                         1.55%           3.53%           3.04%             1.15
____________________________________________________________________________________________________________________
====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $95,781         $50,445          $7,707            $9,422
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 0.25%(b)        0.25%           0.25%             0.25%(c)
====================================================================================================================
Ratio of net investment income to average net
  assets                                                3.00%(b)        3.46%           2.99%             1.88%(c)
____________________________________________________________________________________________________________________
====================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $115,341,572.
(c)  Annualized.


24          AIM TREASURER'S SERIES TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



25          AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


------------------------------------------------------------------------------------------------------
                                                                       HYPOTHETICAL
                                                                 (5% ANNUAL RETURN BEFORE
                                              ACTUAL                     EXPENSES)
                                    ------------------------------------------------------
                       BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
   INSTITUTIONAL     ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       CLASS           (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
------------------------------------------------------------------------------------------------------
 Premier Portfolio     $1,000.00      $1,023.70       $0.86       $1,024.02       $0.86        0.17%
------------------------------------------------------------------------------------------------------
    Premier U.S.
  Government Money
     Portfolio          1,000.00       1,021.60        0.85        1,024.02        0.86        0.17
------------------------------------------------------------------------------------------------------
 Premier Tax-Exempt
     Portfolio          1,000.00       1,015.50        1.25        1,023.62        1.26        0.25
------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


26          AIM TREASURER'S SERIES TRUST

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December 12-13,      and employees of the Affiliated Sub-Advisors who
2007, the Board of Trustees of AIM Treasurer's     will provide these services. The Board concluded
Series Trust (the "Board"), including a majority   that the nature, extent and quality of the
of the independent trustees, voting separately,    services to be provided by the Affiliated
approved the sub-advisory agreement for Premier    Sub-Advisors were appropriate. The Board noted
Portfolio (the "Fund"), effective on or about      that the Affiliated Sub-Advisors, which have
May 1, 2008. In so doing, the Board determined     offices and personnel that are geographically
that the sub-advisory agreement is in the best     dispersed in financial centers around the world,
interests of the Fund and its shareholders and     have been formed in part for the purpose of
that the compensation to AIM Funds Management      researching and compiling information and making
Inc., (AIM Funds Management Inc. anticipates       recommendations on the markets and economies of
changing its name to Invesco Trimark Investment    various countries and securities of companies
Management Inc. on or prior to December 31,        located in such countries or on various types of
2008), Invesco Asset Management Deutschland,       investments and investment techniques, and
GmbH, Invesco Asset Management Limited, Invesco    providing investment advisory services. The
Asset Management (Japan) Limited, Invesco          Board concluded that the sub-advisory agreement
Australia Limited, Invesco Global Asset            will benefit the Fund and its shareholders by
Management (N.A.), Inc., Invesco Hong Kong         permitting Invesco Aim to utilize the additional
Limited, Invesco Institutional (N.A.), Inc., and   resources and talent of the Affiliated
Invesco Senior Secured Management, Inc.            Sub-Advisors in managing the Fund.
(collectively, the "Affiliated Sub-Advisors")
under the sub-advisory agreement is fair and          B. Fund Performance
reasonable.
                                                   The Board did not view Fund performance as a
   The independent trustees met separately         relevant factor in considering whether to
during their evaluation of the sub-advisory        approve the sub-advisory agreement for the Fund,
agreement with independent legal counsel from      as no Affiliated Sub-Advisor currently serves as
whom they received independent legal advice, and   sub-advisor to the Fund.
the independent trustees also received
assistance during their deliberations from the        C. Sub-Advisory Fees
independent Senior Officer, a full-time officer
of the AIM Funds who reports directly to the       The Board considered the services to be provided
independent trustees. The sub-advisory agreement   by the Affiliated Sub-Advisors pursuant to the
was considered separately for the Fund, although   sub-advisory agreement and the services to be
the Board also considered the common interests     provided by Invesco Aim pursuant to the Fund's
of all of the AIM Funds in their deliberations.    advisory agreement, as well as the allocation of
The Board comprehensively considered all of the    fees between Invesco Aim and the Affiliated
information provided to them and did not           Sub-Advisors pursuant to the sub-advisory
identify any particular factor that was            agreement. The Board noted that the sub-advisory
controlling. Furthermore, each trustee may have    fees have no direct effect on the Fund or its
evaluated the information provided differently     shareholders, as they are paid by Invesco Aim to
from one another and attributed different weight   the Affiliated Sub-Advisors, and that Invesco
to the various factors.                            Aim and the Affiliated Sub-Advisors are
                                                   affiliates. After taking account of the Fund's
   Set forth below is a discussion of the          contractual sub-advisory fee rate, as well as
material factors and related conclusions that      other relevant factors, the Board concluded that
formed the basis for the Board's approval of the   the Fund's sub-advisory fees were fair and
sub-advisory agreement for the Fund.               reasonable.

   A. Nature, Extent and Quality of Services to       D. Financial Resources of the Affiliated
      be Provided by the Affiliated Sub-Advisors         Sub-Advisors

The Board reviewed the services to be provided     The Board considered whether each Affiliated
by the Affiliated Sub-Advisors under the           Sub-Advisor is financially sound and has the
sub-advisory agreement and the credentials and     resources necessary to perform its obligations
experience of the officers                         under the sub-advisory agreement, and concluded
                                                   that each Affiliated Sub-Advisor has the
                                                   financial resources necessary to fulfill these
                                                   obligations.


27   AIM TREASURER'S SERIES TRUST-PREMIER PORTFOLIO

PROXY RESULTS

A Special Meeting of Shareholders of Premier Portfolio, an investment portfolio of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(2)(a) Approve modification of fundamental restriction on issuer diversification.

(2)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(2)(c) Approve modification of fundamental restriction on underwriting securities.

(2)(d) Approve modification of fundamental restriction on industry concentration.

(2)(e) Approve modification of fundamental restriction on real estate investments.

(2)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(2)(g) Approve modification of fundamental restriction on making loans.

(2)(h) Approve modification of fundamental restriction on investment in investment companies.

(3)  Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:


                                                                                   VOTES        WITHHELD/        BROKER
                                 MATTER                           VOTES FOR       AGAINST      ABSTENTIONS     NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(1)       Approve a new sub-advisory agreement between
          Invesco Aim Advisors, Inc. and each of AIM Funds
          Management, Inc.; Invesco Asset Management
          Deutschland, GmbH; Invesco Asset Management
          Limited; Invesco Asset Management (Japan) Limited;
          Invesco Australia Limited; Invesco Global Asset
          Management (N.A.), Inc.; Invesco Hong Kong Limited;
          Invesco Institutional (N.A.), Inc.; and Invesco
          Senior Secured Management, Inc. ...................   2,793,742,045     6,506,390    321,629,733   103,015,658
(2)(a)    Approve modification of fundamental restriction on
          issuer diversification.............................   2,791,442,831     9,725,129   320,710,206      103,015,660
(2)(b)    Approve modification of fundamental restrictions on
          issuing senior securities and borrowing money......   2,791,980,687     9,187,274    320,710,206     103,015,659
(2)(c)    Approve modification of fundamental restriction on
          underwriting securities............................   2,792,290,597     8,877,364    320,710,206     103,015,659
(2)(d)    Approve modification of fundamental restriction on
          industry concentration.............................   2,792,242,281     9,136,241    320,499,646     103,015,658
(2)(e)    Approve modification of fundamental restriction on
          real estate investments............................   2,792,501,157     8,877,364    320,499,646     103,015,659
(2)(f)    Approve modification of fundamental restriction on
          purchasing or selling commodities..................   2,610,268,302   191,110,219    320,499,646     103,015,659
(2)(g)    Approve modification of fundamental restriction on
          making loans.......................................   2,792,501,157     8,877,364    320,499,646    103,015,659
(2)(h)    Approve modification of fundamental restriction on
          investment in investment companies.................   2,610,032,947   191,345,574    320,499,646     103,015,659
(3)       Approve making the investment objective of the fund
          non-fundamental....................................   2,171,538,342   629,627,005    320,712,820     103,015,659



Other proposals, including election of trustees, were adjourned until March 28, 2008. Results from the adjourned meeting will be reflected in the next report to shareholders.


28          AIM TREASURER'S SERIES TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the
Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds'
shares and prospective investors, may obtain access to the Web site by calling the distributor at
800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site,
sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-05460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client
Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About
Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the
Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim
Capital Management, Inc., Invesco Aim Private Asset Management,
Inc. and Invesco PowerShares Capital Management LLC are the
investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to
individual and institutional clients and do not sell securities.           [INVESCO AIM LOGO]
Invesco Institutional (N.A.), Inc., Invesco Senior Secured                  - SERVICE MARK -
Management, Inc., Invesco Global Asset Management (N.A.), Inc., AIM
Funds Management Inc. (DBA AIM Trimark Investments), Invesco Asset
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds
Management Inc. anticipates changing its name to Invesco Trimark
Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                     invescoaim.com   I-TST-SAR-2   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: May 8, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 8, 2008

                                  EXHIBIT INDEX

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.